UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-2306

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2008

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.68%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
2,584	e*	Chiquita Brands International, Inc	$60

		TOTAL AGRICULTURAL PRODUCTION-CROPS	60

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
803	e	Cal-Maine Foods, Inc	27
2,370	e	Pilgrim’s Pride Corp	48
23	e	Seaboard Corp	36

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	111

AGRICULTURAL SERVICES - 0.00%**
727	e*	Cadiz, Inc	11

		TOTAL AGRICULTURAL SERVICES	11

AMUSEMENT AND RECREATION SERVICES - 0.58%
16,880	*	Activision, Inc	461
3,321	*	Bally Technologies, Inc	114
433		Churchill Downs, Inc	20
978	e	Dover Downs Gaming & Entertainment, Inc	8
1,772		International Speedway Corp (Class A)	73
1,482	*	Lakes Entertainment, Inc	7
1,909	e*	Leapfrog Enterprises, Inc	13
1,967	e*	Life Time Fitness, Inc	61
3,817	e*	Live Nation, Inc	46
3,185	e*	Magna Entertainment Corp	1
3,185	e*	Magna Entertainment Corp	1
3,301	e*	Marvel Entertainment, Inc	88
1,437	e*	MTR Gaming Group, Inc	10
1,472	e*	Multimedia Games, Inc	8
4,563	*	Penn National Gaming, Inc	200
3,407	e*	Pinnacle Entertainment, Inc	44
4,554	e*	Six Flags, Inc	7
1,000		Speedway Motorsports, Inc	25
1,000	e*	Town Sports International Holdings, Inc	6
120,135	*	Walt Disney Co	3,770
2,602	e	Warner Music Group Corp	13
4,762	e	Westwood One, Inc	10
2,343	e*	WMS Industries, Inc	84
1,461		World Wrestling Entertainment, Inc	27

		TOTAL AMUSEMENT AND RECREATION SERVICES	5,097

APPAREL AND ACCESSORY STORES - 0.53%
5,367		Abercrombie & Fitch Co (Class A)	393
3,747	*	Aeropostale, Inc	102
11,052		American Eagle Outfitters, Inc	194
3,358	*	AnnTaylor Stores Corp	81
1,533	e	Bebe Stores, Inc	16
2,844	e	Brown Shoe Co, Inc	43
749	e	Buckle, Inc	34
664	*	Cache, Inc	7
3,338	*	Carter’s, Inc	54
2,400	e*	Casual Male Retail Group, Inc	10
2,074	e	Cato Corp (Class A)	31

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,406	*	Charlotte Russe Holding, Inc	$24
3,600	e*	Charming Shoppes, Inc	17
10,787	*	Chico’s FAS, Inc	77
1,410	*	Children’s Place Retail Stores, Inc	35
2,493	e	Christopher & Banks Corp	25
836	e*	Citi Trends, Inc	15
3,907	e*	Collective Brands, Inc	47
3,000	e*	Dress Barn, Inc	39
1,051	e*	DSW, Inc (Class A)	14
1,885	e*	Eddie Bauer Holdings, Inc	7
2,704	e	Finish Line, Inc (Class A)	13
9,500		Foot Locker, Inc	112
33,409		Gap, Inc	657
6,129	*	Hanesbrands, Inc	179
2,222	e*	HOT Topic, Inc	10
2,305	e*	J Crew Group, Inc	102
1,539	e*	Jo-Ann Stores, Inc	23
1,141	e*	JOS A Bank Clothiers, Inc	23
19,141	*	Kohl’s Corp	821
19,420	e*	Limited Brands, Inc	332
888	e*	New York & Co, Inc	5
13,699	e	Nordstrom, Inc	447
4,283	*	Pacific Sunwear Of California, Inc	54
8,511	e	Ross Stores, Inc	255
517	e*	Shoe Carnival, Inc	7
2,847		Stage Stores, Inc	46
1,200	e	Talbots, Inc	13
1,080	e*	Tween Brands, Inc	27
1,345	e*	Under Armour, Inc (Class A)	49
6,538	*	Urban Outfitters, Inc	205
4,270	e*	Wet Seal, Inc (Class A)	14

		TOTAL APPAREL AND ACCESSORY STORES	4,659

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
762	e	Columbia Sportswear Co	34
811	e*	G-III Apparel Group Ltd	11
3,320		Guess ?, Inc	134
1,422	*	Gymboree Corp	57
5,065		Jones Apparel Group, Inc	68
6,408	e	Liz Claiborne, Inc	116
800	e*	Lululemon Athletica, Inc	23
1,392	e*	Maidenform Brands, Inc	23
3,569		Phillips-Van Heusen Corp	135
3,780	e	Polo Ralph Lauren Corp	220
7,612	*	Quiksilver, Inc	75
836	e*	True Religion Apparel, Inc	16
5,469		VF Corp	424
2,859	*	Warnaco Group, Inc	113

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,449

AUTO REPAIR, SERVICES AND PARKING - 0.08%
646	e*	Amerco, Inc	37
1,436	e*	Dollar Thrifty Automotive Group, Inc	20
4,569	e*	Exide Technologies	60
18,502	*	Hertz Global Holdings, Inc	223
1,073	e*	Midas, Inc	18

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

873		Monro Muffler, Inc	$15
3,349		Ryder System, Inc	204
672	e*	Standard Parking Corp	14
2,709	*	Wright Express Corp	83

		TOTAL AUTO REPAIR, SERVICES AND PARKING	674

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
5,814		Advance Auto Parts	198
1,053		Asbury Automotive Group, Inc	14
8,007	e*	Autonation, Inc	120
2,634	*	Autozone, Inc	300
13,246	e*	Carmax, Inc	257
4,176	*	Copart, Inc	162
2,692	e*	CSK Auto Corp	25
1,061	e	Lithia Motors, Inc (Class A)	11
1,048	e*	MarineMax, Inc	13
6,973	e*	O’Reilly Automotive, Inc	199
3,620	e	Penske Auto Group, Inc	70
2,119	e*	Rush Enterprises, Inc (Class A)	34
1,793	e	Sonic Automotive, Inc (Class A)	37

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,440

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.61%
967	e*	Builders FirstSource, Inc	7
3,882	*	Central Garden and Pet Co (Class A)	17
7,745	e	Fastenal Co	356
101,878		Home Depot, Inc	2,850
91,204		Lowe’s Cos, Inc	2,092

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,322

BUSINESS SERVICES - 6.85%
25,632	*	3Com Corp	59
813	e*	3D Systems Corp	12
2,635	e	Aaron Rents, Inc	57
2,600		ABM Industries, Inc	58
1,806	e*	Acacia Research (Acacia Technologies)	10
36,301		Accenture Ltd (Class A)	1,277
2,473	e*	ACI Worldwide, Inc	49
3,677	*	Actuate Corp	15
3,887		Acxiom Corp	46
1,377		Administaff, Inc	33
33,181	*	Adobe Systems, Inc	1,181
828	e*	Advent Software, Inc	35
5,663	*	Affiliated Computer Services, Inc (Class A)	284
1,504	e	Aircastle Ltd	17
9,967	e*	Akamai Technologies, Inc	281
4,810	*	Alliance Data Systems Corp	229
11,673	*	Amdocs Ltd	331
1,676	e*	American Reprographics Co	25
2,116	*	AMN Healthcare Services, Inc	33
872	*	Ansoft Corp	27
4,724	*	Ansys, Inc	163
1,600	e	Arbitron, Inc	69
4,191	e*	Ariba, Inc	40
7,187	*	Art Technology Group, Inc	28

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,058	e	Asset Acceptance Capital Corp	$10
400	e*	athenahealth, Inc	9
14,117	*	Autodesk, Inc	444
31,855		Automatic Data Processing, Inc	1,350
6,370	*	Avis Budget Group, Inc	68
3,323	*	Avocent Corp	56
631	e*	Bankrate, Inc	31
436	e	Barrett Business Services	7
23,992	*	BEA Systems, Inc	459
12,324	e*	BearingPoint, Inc	21
2,836		Blackbaud, Inc	69
1,799	*	Blackboard, Inc	60
1,746	*	Blue Coat Systems, Inc	38
12,283	*	BMC Software, Inc	399
5,613	e*	Borland Software Corp	11
862	*	Bottomline Technologies, Inc	11
3,121	e*	BPZ Energy, Inc	68
3,069		Brady Corp (Class A)	103
2,665		Brink’s Co	179
25,194		CA, Inc	567
2,042	e*	CACI International, Inc (Class A)	93
17,044	*	Cadence Design Systems, Inc	182
669	*	Capella Education Co	37
394	e*	Cavium Networks, Inc	6
3,710	e*	CBIZ, Inc	30
4,020	e*	Cerner Corp	150
4,343	*	ChoicePoint, Inc	207
2,005	*	Chordiant Software, Inc	12
3,700	*	Ciber, Inc	18
11,254	*	Citrix Systems, Inc	330
759	*	Clayton Holdings, Inc	4
2,400	e*	Clear Channel Outdoor Holdings, Inc (Class A)	46
3,243	*	CMGI, Inc	43
9,641	e*	CNET Networks, Inc	68
3,055	e*	Cogent Communications Group, Inc	56
2,800	e*	Cogent, Inc	26
2,776	e	Cognex Corp	61
17,758	*	Cognizant Technology Solutions Corp (Class A)	512
2,159	e*	Commvault Systems, Inc	27
840		Compass Diversified Trust	11
602		Computer Programs & Systems, Inc	13
9,691	*	Computer Sciences Corp	395
18,443	*	Compuware Corp	135
839	*	COMSYS IT Partners, Inc	7
2,071	e*	Concur Technologies, Inc	64
8,500	*	Convergys Corp	128
1,115	e*	CoStar Group, Inc	48
1,476	*	CSG Systems International, Inc	17
3,935	*	Cybersource Corp	57
300	*	Data Domain, Inc	7
2,053	e*	DealerTrack Holdings, Inc	42
3,468		Deluxe Corp	67
2,557	e*	Digital River, Inc	79
1,448	*	DivX, Inc	10
3,299	e*	DST Systems, Inc	217
1,500	e*	DynCorp International, Inc (Class A)	25
7,927	*	Earthlink, Inc	60
69,118	*	eBay, Inc	2,062

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,800	e*	Echelon Corp	$24
2,891	e*	Eclipsys Corp	57
1,000		Electro Rent Corp	15
19,050	*	Electronic Arts, Inc	951
31,114		Electronic Data Systems Corp	518
3,541	e*	Epicor Software Corp	40
1,285	*	EPIQ Systems, Inc	20
7,989	e	Equifax, Inc	275
2,253	e*	Equinix, Inc	150
1,565	*	eSpeed, Inc (Class A)	18
4,575	e*	Evergreen Energy, Inc	7
1,397	e*	ExlService Holdings, Inc	32
11,482	*	Expedia, Inc	251
5,244	*	F5 Networks, Inc	95
2,695	e	Factset Research Systems, Inc	145
2,596		Fair Isaac Corp	56
2,479	e*	FalconStor Software, Inc	19
11,743		Fidelity National Information Services, Inc	448
200	e*	First Advantage Corp (Class A)	4
9,896	*	Fiserv, Inc	476
983	*	Forrester Research, Inc	26
923		FTD Group, Inc	12
4,229	e*	Gartner, Inc	82
1,444	*	Gerber Scientific, Inc	13
3,037	*	Getty Images, Inc	97
1,647		Gevity HR, Inc	14
2,712	e*	Global Cash Access, Inc	16
1,061	e*	Global Sources Ltd	16
13,927	*	Google, Inc (Class A)	6,134
1,107	e*	H&E Equipment Services, Inc	14
2,249	e	Healthcare Services Group	46
912		Heartland Payment Systems, Inc	21
1,329	e	Heidrick & Struggles International, Inc	43
10,329	*	HLTH Corp	99
1,272	*	HMS Holdings Corp	36
1,384	*	Hudson Highland Group, Inc	12
3,542	e*	Hypercom Corp	15
947	e*	i2 Technologies, Inc	11
448	e*	ICT Group, Inc	5
1,449	*	iGate Corp	10
1,935	*	IHS, Inc (Class A)	124
771	e	Imergent, Inc	9
12,268		IMS Health, Inc	258
4,859	*	Informatica Corp	83
2,218		Infospace, Inc	26
1,967		infoUSA, Inc	12
1,446	*	Innerworkings, Inc	20
727	e*	Innovative Solutions & Support, Inc	8
558	e	Integral Systems, Inc	16
2,217		Interactive Data Corp	63
803	e*	Interactive Intelligence, Inc	9
3,256	e*	Internap Network Services Corp	16
2,646	e*	Internet Capital Group, Inc	28
27,952	e*	Interpublic Group of Cos, Inc	235
3,184	*	Interwoven, Inc	34
20,603	*	Intuit, Inc	556
1,814	*	inVentiv Health, Inc	52
3,071	e*	Ipass, Inc	9

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,856	*	Iron Mountain, Inc	$287
4,326		Jack Henry & Associates, Inc	107
1,953	*	JDA Software Group, Inc	36
31,225	*	Juniper Networks, Inc	781
1,200	e	Kelly Services, Inc (Class A)	25
1,544	e*	Kenexa Corp	29
941	e*	Keynote Systems, Inc	11
1,774	*	Kforce, Inc	16
2,967	*	Kinetic Concepts, Inc	137
1,667	e*	Knot, Inc	20
2,700	*	Korn/Ferry International	46
5,167	e*	Lamar Advertising Co (Class A)	186
7,959	*	Lawson Software, Inc	60
2,000	e*	Limelight Networks, Inc	6
3,238	e*	Lionbridge Technologies	11
511	e*	Liquidity Services, Inc	4
2,245	e*	LivePerson, Inc	7
1,120	*	LoJack Corp	14
2,311	*	Magma Design Automation, Inc	22
2,098	*	Manhattan Associates, Inc	48
5,174		Manpower, Inc	291
1,171	*	Mantech International Corp (Class A)	53
1,311	e	Marchex, Inc (Class B)	13
4,846	e	Mastercard, Inc (Class A)	1,081
9,755	*	McAfee, Inc	323
4,700	*	Mentor Graphics Corp	42
497,346		Microsoft Corp	14,115
648	*	MicroStrategy, Inc (Class A)	48
2,315	e*	Midway Games, Inc	6
5,117		MoneyGram International, Inc	10
7,821	*	Monster Worldwide, Inc	189
4,760	e*	Move, Inc	15
6,206	*	MPS Group, Inc	73
2,666	e*	MSC.Software Corp	35
6,028	*	NAVTEQ Corp	410
11,006	*	NCR Corp	251
2,111	*	Ness Technologies, Inc	20
2,427	e*	NetFlix, Inc	84
1,608	*	Network Equipment Technologies, Inc	11
1,732	e	NIC, Inc	12
21,820	*	Novell, Inc	137
8,269	*	Nuance Communications, Inc	144
19,734		Omnicom Group, Inc	872
2,288	*	Omniture, Inc	53
1,673	e*	On Assignment, Inc	11
1,415	e*	Online Resources Corp	14
5,712	e*	OpenTV Corp (Class A)	7
234,242	*	Oracle Corp	4,582
2,281	e*	Packeteer, Inc	12
7,453	*	Parametric Technology Corp	119
860	e*	PDF Solutions, Inc	5
438	e	Pegasystems, Inc	4
1,196	*	PeopleSupport, Inc	11
1,789	e*	Perficient, Inc	14
5,518	*	Perot Systems Corp (Class A)	83
2,169	*	Phase Forward, Inc	37
1,058	e	Portfolio Recovery Associates, Inc	45
3,149	*	Premiere Global Services, Inc	45
2,510	*	Progress Software Corp	75
1,000	e	QAD, Inc	8

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,284	e	Quality Systems, Inc	$38
4,302	*	Quest Software, Inc	56
1,505	*	Radiant Systems, Inc	21
1,200	e*	Radisys Corp	12
1,891	e*	Raser Technologies, Inc	16
6,912	e*	RealNetworks, Inc	40
11,838	*	Red Hat, Inc	218
781	e	Renaissance Learning, Inc	11
4,532	*	Rent-A-Center, Inc	83
712	e*	RightNow Technologies, Inc	8
8,993		Robert Half International, Inc	231
2,146		Rollins, Inc	38
1,287	e*	RSC Holdings, Inc	14
4,489	*	S1 Corp	32
5,800	*	Salesforce.com, Inc	336
5,900	*	Sapient Corp	41
3,543	e*	Secure Computing Corp	23
639	e*	SI International, Inc	12
1,301	e*	Smith Micro Software, Inc	8
1,534	e*	Sohu.com, Inc	69
4,123	*	SonicWALL, Inc	34
15,649	e*	Sonus Networks, Inc	54
3,912	e	Sotheby’s	113
4,207	*	Spherion Corp	26
1,239	e*	SPSS, Inc	48
2,484	e*	SRA International, Inc (Class A)	60
1,404	e*	Stratasys, Inc	25
47,508	*	Sun Microsystems, Inc	738
5,794	*	Sybase, Inc	152
1,700	*	SYKES Enterprises, Inc	30
51,212	*	Symantec Corp	851
1,133	e*	Synchronoss Technologies, Inc	23
797	e*	SYNNEX Corp	17
8,758	*	Synopsys, Inc	199
784	e	Syntel, Inc	21
4,650	*	Take-Two Interactive Software, Inc	119
1,034		TAL International Group, Inc	24
879	e*	Taleo Corp (Class A)	17
2,576	e*	TeleTech Holdings, Inc	58
1,161	e	TheStreet.com, Inc	9
4,249	e*	THQ, Inc	93
12,747	e*	TIBCO Software, Inc	91
1,534		TNS, Inc	32
12,050		Total System Services, Inc	285
1,168	*	TradeStation Group, Inc	10
300	e*	Travelzoo, Inc	3
2,823	e*	Trizetto Group, Inc	47
3,096	*	TrueBlue, Inc	42
1,541	e*	Ultimate Software Group, Inc	46
571	e*	Unica Corp	4
22,840	*	Unisys Corp	101
3,701	e	United Online, Inc	39
4,619	*	United Rentals, Inc	87
6,076	*	Valueclick, Inc	105
1,577	e*	Vasco Data Security International	22
13,359	e*	VeriSign, Inc	444
1,519		Viad Corp	55
1,694	*	Vignette Corp	22
2,400	e*	VMware, Inc (Class A)	103
792	*	Vocus, Inc	21

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

858	e*	Volt Information Sciences, Inc	$15
30,941		Waste Management, Inc	1,038
449	e*	WebMD Health Corp (Class A)	11
2,958	*	Websense, Inc	55
4,910	*	Wind River Systems, Inc	38
73,275	*	Yahoo!, Inc	2,120

		TOTAL BUSINESS SERVICES	59,619

CHEMICALS AND ALLIED PRODUCTS - 9.67%
92,929	*	Abbott Laboratories	5,125
357	*	Abraxis Bioscience, Inc	21
1,887	e*	Acadia Pharmaceuticals, Inc	17
1,499	e*	Acorda Therapeutics, Inc	27
12,946		Air Products & Chemicals, Inc	1,191
1,600	*	Albany Molecular Research, Inc	19
4,904		Albemarle Corp	179
5,024		Alberto-Culver Co	138
2,114	*	Alexion Pharmaceuticals, Inc	125
1,212	e*	Alexza Pharmaceuticals, Inc	8
5,676	e*	Alkermes, Inc	67
2,616	e*	Allos Therapeutics, Inc	16
2,039	e*	Alnylam Pharmaceuticals, Inc	50
2,624	e*	Alpharma, Inc (Class A)	69
876	e*	AMAG Pharmaceuticals, Inc	35
2,237	*	American Oriental Bioengineering, Inc	18
928		American Vanguard Corp	15
65,638	*	Amgen, Inc	2,742
749	*	Animal Health International, Inc	8
1,431	*	APP Pharmaceuticals, Inc	17
1,500		Arch Chemicals, Inc	56
3,078	e*	Arena Pharmaceuticals, Inc	21
2,036	e*	Arqule, Inc	9
3,660	e*	Array Biopharma, Inc	26
2,120	e*	Arrowhead Research Corp	6
1,439	e*	Auxilium Pharmaceuticals, Inc	38
2,400	e*	Aventine Renewable Energy Holdings, Inc	12
6,179		Avery Dennison Corp	304
26,237	*	Avon Products, Inc	1,037
1,170		Balchem Corp	27
6,710	*	Barr Pharmaceuticals, Inc	324
872	e*	Bentley Pharmaceuticals, Inc	14
17,538	*	Biogen Idec, Inc	1,082
5,486	e*	BioMarin Pharmaceuticals, Inc	194
657	e*	BioMimetic Therapeutics, Inc	5
2,716	e*	Bionovo, Inc	3
119,285		Bristol-Myers Squibb Co	2,541
3,844	e	Cabot Corp	108
1,015	e*	Cadence Pharmaceuticals, Inc	6
2,400	e*	Calgon Carbon Corp	36
1,815		Cambrex Corp	13
631	e*	Caraco Pharmaceutical Laboratories Ltd	11
7,366		Celanese Corp (Series A)	288
3,105	e*	Cell Genesys, Inc	7
3,899	e*	Cephalon, Inc	251
3,223		CF Industries Holdings, Inc	334
4,127	*	Charles River Laboratories International, Inc	243
1,163	*	Chattem, Inc	77
15,194		Chemtura Corp	112
4,024		Church & Dwight Co, Inc	218
8,377		Clorox Co	474

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

30,993		Colgate-Palmolive Co	$2,415
3,622	e*	Cubist Pharmaceuticals, Inc	67
2,618	e*	Cypress Bioscience, Inc	19
2,578		Cytec Industries, Inc	139
1,702	e*	Cytokinetics, Inc	6
5,402	e*	CytRx Corp	6
4,015	e*	Dendreon Corp	19
5,095	e*	Discovery Laboratories, Inc	12
57,718		Dow Chemical Co	2,127
55,996	*	Du Pont (E.I.) de Nemours & Co	2,618
3,494	e*	Durect Corp	18
4,682		Eastman Chemical Co	292
10,688		Ecolab, Inc	464
59,967	*	Eli Lilly & Co	3,094
1,704	*	Elizabeth Arden, Inc	34
4,500	e*	Encysive Pharmaceuticals, Inc	11
3,094	e*	Enzon Pharmaceuticals, Inc	28
6,679	e	Estee Lauder Cos (Class A)	306
2,913		Ferro Corp	43
4,676		FMC Corp	259
19,084	*	Forest Laboratories, Inc	764
28,102	*	Genentech, Inc	2,281
4,118	e*	GenVec, Inc	7
16,161	*	Genzyme Corp	1,205
2,274	e	Georgia Gulf Corp	16
4,250	e*	Geron Corp	21
56,370	*	Gilead Sciences, Inc	2,905
818	e*	GTx, Inc	13
3,338		H.B. Fuller Co	68
3,942	e*	Halozyme Therapeutics, Inc	25
7,111		Hercules, Inc	130
9,624	*	Hospira, Inc	412
8,974	e*	Human Genome Sciences, Inc	53
5,464		Huntsman Corp	129
861	e*	Idenix Pharmaceuticals, Inc	4
3,844	*	Idexx Laboratories, Inc	189
3,674	*	ImClone Systems, Inc	156
4,347	*	Immucor, Inc	93
3,006	e*	Indevus Pharmaceuticals, Inc	14
1,281	e	Innophos Holdings, Inc	21
1,460		Innospec, Inc	31
236	e	Inter Parfums, Inc	5
1,694	e*	InterMune, Inc	25
4,870		International Flavors & Fragrances, Inc	215
4,067	*	Inverness Medical Innovations, Inc	122
2,859	*	Invitrogen Corp	244
2,531	e*	Javelin Pharmaceuticals, Inc	7
922	e	Kaiser Aluminum Corp	64
1,504	*	Keryx Biopharmaceuticals, Inc	1
14,912	*	King Pharmaceuticals, Inc	130
1,077		Koppers Holdings, Inc	48
358	e	Kronos Worldwide, Inc	9
2,481	e*	KV Pharmaceutical Co (Class A)	62
1,289	e*	Landec Corp	11
5,552	e	Ligand Pharmaceuticals, Inc (Class B)	22
4,300		Lubrizol Corp	239
987	e	Mannatech, Inc	7
2,536	e*	MannKind Corp	15
2,109	e*	Martek Biosciences Corp	64

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,861	e*	Medarex, Inc	$70
3,315	e*	Medicines Co	67
3,427	e	Medicis Pharmaceutical Corp (Class A)	67
1,298	e*	Medivation, Inc	18
131,081		Merck & Co, Inc	4,975
2,420		Meridian Bioscience, Inc	81
20,319	*	Millennium Pharmaceuticals, Inc	314
1,175	e	Minerals Technologies, Inc	74
2,951	e*	Minrad International, Inc	7
1,402	e*	Momenta Pharmaceuticals, Inc	15
32,887		Monsanto Co	3,667
9,206	*	Mosaic Co	945
19,233	e	Mylan Laboratories, Inc	223
4,000	e*	Nabi Biopharmaceuticals	16
7,692		Nalco Holding Co	163
1,189	e*	Nastech Pharmaceutical Co, Inc	3
3,373	*	NBTY, Inc	101
2,526	e*	Neurocrine Biosciences, Inc	14
715		NewMarket Corp	54
964	e	NL Industries, Inc	11
1,495	*	Noven Pharmaceuticals, Inc	13
4,620		Olin Corp	91
1,900	e*	OM Group, Inc	104
843	e*	Omrix Biopharmaceuticals, Inc	12
3,536	e*	Onyx Pharmaceuticals, Inc	103
2,901	e*	OraSure Technologies, Inc	21
3,527	e*	OSI Pharmaceuticals, Inc	132
807	e*	Osiris Therapeutics, Inc	10
2,164	e*	Pacific Ethanol, Inc	10
1,792	e*	Pain Therapeutics, Inc	15
2,340	e*	Par Pharmaceutical Cos, Inc	41
3,406	*	Parexel International Corp	89
7,345	e*	PDL BioPharma, Inc	78
1,492	e*	Penwest Pharmaceuticals Co	4
4,725		Perrigo Co	178
1,182	e*	PetMed Express, Inc	13
426,129		Pfizer, Inc	8,919
1,726	e*	PharMerica Corp	29
6,365	*	PolyOne Corp	41
1,354	e*	Poniard Pharmaceuticals, Inc	5
1,425	e*	Pozen, Inc	15
9,640	*	PPG Industries, Inc	583
19,193		Praxair, Inc	1,617
1,891	*	Prestige Brands Holdings, Inc	15
190,825	*	Procter & Gamble Co	13,371
1,419	e*	Progenics Pharmaceuticals, Inc	9
92	e*	Protalix BioTherapeutics, Inc	—	^
1,976	e*	Quidel Corp	32
13,803	e,v*	Revlon, Inc (Class A)	13
1,957	*	Rockwood Holdings, Inc	64
8,324	e	Rohm & Haas Co	450
7,403	e	RPM International, Inc	155
8	e*	RXi Pharmaceuticals Corp	—	^
2,502	e*	Salix Pharmaceuticals Ltd	16
2,916	*	Santarus, Inc	7
97,498		Schering-Plough Corp	1,405
1,824	*	Sciele Pharma, Inc	36
2,676		Scotts Miracle-Gro Co (Class A)	87
3,076		Sensient Technologies Corp	91
6,507	*	Sepracor, Inc	127

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,799	e	Sherwin-Williams Co	$347
8,021		Sigma-Aldrich Corp	478
500		Stepan Co	19
3,078	e*	SuperGen, Inc	8
900	e*	SurModics, Inc	38
2,100	e*	Tercica, Inc	12
2,786	e	Tronox, Inc (Class B)	11
555	e*	Trubion Pharmaceuticals, Inc	5
3,302		UAP Holding Corp	127
1,278	*	United Therapeutics Corp	111
400	e*	US BioEnergy Corp	2
594	e*	USANA Health Sciences, Inc	13
5,342	e*	USEC, Inc	20
5,951	e*	Valeant Pharmaceuticals International	76
6,561		Valspar Corp	130
1,618	e*	Vanda Pharmaceuticals, Inc	6
5,212	*	VCA Antech, Inc	143
1,992	e*	Verasun Energy Corp	15
8,024	e*	Vertex Pharmaceuticals, Inc	192
4,346	e*	Viropharma, Inc	39
5,559	e*	Warner Chilcott Ltd (Class A)	100
6,278	*	Watson Pharmaceuticals, Inc	184
893	e	Westlake Chemical Corp	12
4,714	e*	WR Grace & Co	108
81,080		Wyeth	3,386
1,312	*	Xenoport, Inc	53
8,116	*	XOMA Ltd	21
2,399	e*	Zymogenetics, Inc	24

		TOTAL CHEMICALS AND ALLIED PRODUCTS	84,134

COAL MINING - 0.27%
4,033	*	Alpha Natural Resources, Inc	175
8,714		Arch Coal, Inc	379
11,129		Consol Energy, Inc	770
7,316	e*	International Coal Group, Inc	46
5,174		Massey Energy Co	189
16,209	e	Peabody Energy Corp	827

		TOTAL COAL MINING	2,386

COMMUNICATIONS - 4.25%
2,743	e	Alaska Communications Systems Group, Inc	34
23,861	*	American Tower Corp (Class A)	936
1,895	e*	Anixter International, Inc	121
507	e*	Aruba Networks, Inc	3
374,176		AT&T, Inc	14,330
356	e	Atlantic Tele-Network, Inc	12
1,206	e*	Audiovox Corp (Class A)	13
2,522	e*	Brightpoint, Inc	21
13,439	*	Cablevision Systems Corp (Class A)	288
1,055	e*	Cbeyond Communications, Inc	20
1,478	e*	Centennial Communications Corp	9
2,093	e*	Central European Media Enterprises Ltd (Class A)	178
6,105		CenturyTel, Inc	203
25,044	e*	Charter Communications, Inc (Class A)	21
16,520	*	Cincinnati Bell, Inc	70
12,479	e	Citadel Broadcasting Corp	21
20,942		Citizens Communications Co	220
30,374		Clear Channel Communications, Inc	888

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,410	e*	Clearwire Corp (Class A)	$21
178,966		Comcast Corp (Class A)	3,461
1,571		Consolidated Communications Holdings, Inc	24
2,186	e*	Cox Radio, Inc (Class A)	26
14,035	e*	Crown Castle International Corp	484
1,802	e*	Crown Media Holdings, Inc (Class A)	9
3,172	*	CTC Media, Inc	88
2,624	e*	Cumulus Media, Inc (Class A)	17
813	e*	DG FastChannel, Inc	16
43,225	*	DIRECTV Group, Inc	1,072
12,727	*	DISH Network Corp (Class A)	366
9,238		Embarq Corp	370
2,106	e*	Emmis Communications Corp (Class A)	7
2,180		Entercom Communications Corp (Class A)	22
5,154	*	Entravision Communications Corp (Class A)	34
1,820	e	Fairpoint Communications, Inc	16
8,501	e*	FiberTower Corp	15
354	e*	Fisher Communications, Inc	11
8,914	*	Foundry Networks, Inc	103
3,022	e*	General Communication, Inc (Class A)	19
1,077	*	GeoEye, Inc	28
2,793	e*	Global Crossing Ltd	42
4,870		Global Payments, Inc	201
1,202	e*	Globalstar, Inc	9
3,118	e	Gray Television, Inc	18
1,540	e*	Harris Stratex Networks, Inc (Class A)	15
1,520	e	Hearst-Argyle Television, Inc	31
396	e*	Hughes Communications, Inc	20
10,819	*	IAC/InterActiveCorp	225
2,017	e	Ibasis, Inc	8
6,383	e*	ICO Global Communications Holdings Ltd	20
3,749	e	IDT Corp (Class B)	15
1,874	e	Iowa Telecommunications Services, Inc	33
1,069		iPCS, Inc	25
3,186	*	j2 Global Communications, Inc	71
1,587	*	Knology, Inc	21
3,101	e*	Leap Wireless International, Inc	145
93,633	e*	Level 3 Communications, Inc	199
20,997	e*	Liberty Global, Inc (Class A)	716
7,691	*	Liberty Media Corp - Capital (Series A)	121
30,764	*	Liberty Media Corp - Entertainment (Series A)	696
36,850	*	Liberty Media Holding Corp (Interactive A)	595
1,798	e*	Lin TV Corp (Class A)	17
1,367	e*	Lodgenet Entertainment Corp	8
2,626	*	Mastec, Inc	22
4,583	e*	Mediacom Communications Corp (Class A)	20
3,528	e*	MetroPCS Communications, Inc	60
4,651	e*	NeuStar, Inc (Class A)	123
661	e*	Nexstar Broadcasting Group, Inc (Class A)	4
1,681	e*	Nextwave Wireless, Inc	8
9,996	*	NII Holdings, Inc	318
1,922	e*	Novatel Wireless, Inc	19
1,715		NTELOS Holdings Corp	42
1,632	e*	Orbcomm, Inc	8
4,253	e*	PAETEC Holding Corp	28
98,464	e	Qwest Communications International, Inc	446
5,650	e*	Radio One, Inc (Class D)	9
1,881	e	RCN Corp	21
741	e*	Rural Cellular Corp (Class A)	33
695		Salem Communications Corp (Class A)	3

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,756	e*	SAVVIS, Inc	$29
6,304	e*	SBA Communications Corp (Class A)	188
1,404		Shenandoah Telecom Co	21
3,111	e	Sinclair Broadcast Group, Inc (Class A)	28
2,599	e*	Spanish Broadcasting System, Inc (Class A)	5
169,969		Sprint Nextel Corp	1,137
956	e	SureWest Communications	15
766	e*	Switch & Data Facilities Co, Inc	8
1,160	*	Syniverse Holdings, Inc	19
6,282		Telephone & Data Systems, Inc	247
1,962	e*	Terremark Worldwide, Inc	11
9,585	*	Time Warner Cable, Inc (Class A)	239
4,990	e*	TiVo, Inc	44
1,032	*	US Cellular Corp	57
1,642		USA Mobility, Inc	12
176,313		Verizon Communications, Inc	6,427
1,500	e*	Virgin Mobile USA, Inc	3
1,993	e*	Vonage Holdings Corp	4
27,536		Windstream Corp	329
16,670	e*	XM Satellite Radio Holdings, Inc (Class A)	194

		TOTAL COMMUNICATIONS	37,029

DEPOSITORY INSTITUTIONS - 7.23%
1,117		1st Source Corp	24
732		Abington Bancorp, Inc	8
1,700	e	Amcore Financial, Inc	35
678		AmericanWest Bancorp	6
853	e	Ameris Bancorp	14
1,536	e	Anchor Bancorp Wisconsin, Inc	29
7,795	e	Associated Banc-Corp	208
5,317		Astoria Financial Corp	144
520	e	Bancfirst Corp	24
1,517		Banco Latinoamericano de Exportaciones S.A.	23
586	*	Bancorp, Inc	7
5,040		Bancorpsouth, Inc	117
2,688		Bank Mutual Corp	29
269,368		Bank of America Corp	10,212
2,893		Bank of Hawaii Corp	143
68,159		Bank of New York Mellon Corp	2,844
638	e	Bank of the Ozarks, Inc	15
2,977	e	BankAtlantic Bancorp, Inc (Class A)	12
1,599	e	BankFinancial Corp	25
2,017	e	BankUnited Financial Corp (Class A)	10
777	e	Banner Corp	18
32,999	e	BB&T Corp	1,058
550	e	Berkshire Hills Bancorp, Inc	14
1,341		BOK Financial Corp	70
2,260		Boston Private Financial Holdings, Inc	24
3,927	e	Brookline Bancorp, Inc	45
831	e	Capital City Bank Group, Inc	24
599	e	Capital Corp of the West	5
828	e	Capitol Bancorp Ltd	18
1,324	e	Capitol Federal Financial	50
1,800	e	Cascade Bancorp	17
398	e	Cass Information Systems, Inc	13
3,316	e	Cathay General Bancorp	69
3,800	e*	Centennial Bank Holdings, Inc	24
622		Center Financial Corp	6
1,887	e	Central Pacific Financial Corp	36

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,722	e	Chemical Financial Corp	$41
314,396		Citigroup, Inc	6,734
4,633	e	Citizens Banking Corp	58
825	e	City Bank	18
1,123		City Holding Co	45
2,497		City National Corp	124
875	e	Clifton Savings Bancorp, Inc	9
675	e	CoBiz, Inc	9
9,930	e	Colonial Bancgroup, Inc	96
1,059		Columbia Banking System, Inc	24
9,548	e	Comerica, Inc	335
4,414		Commerce Bancshares, Inc	186
345	e*	Community Bancorp	5
2,024	e	Community Bank System, Inc	50
1,003		Community Trust Bancorp, Inc	29
2,340	e	Corus Bankshares, Inc	23
3,671	e	Cullen/Frost Bankers, Inc	195
4,428	e	CVB Financial Corp	46
1,609		Dime Community Bancshares	28
983	e*	Dollar Financial Corp	23
1,361	e	Downey Financial Corp	25
3,926	e	East West Bancorp, Inc	70
512	e	Enterprise Financial Services Corp	13
2,804	e*	Euronet Worldwide, Inc	54
33,150		Fifth Third Bancorp	693
720	e	First Bancorp	14
4,676		First Bancorp	48
900	e	First Busey Corp	19
2,100	e	First Charter Corp	56
167		First Citizens Bancshares, Inc (Class A)	23
4,700	e	First Commonwealth Financial Corp	54
1,486		First Community Bancorp, Inc	40
680	e	First Community Bancshares, Inc	25
2,359	e	First Financial Bancorp	32
1,332	e	First Financial Bankshares, Inc	55
903	e	First Financial Corp	28
600	e	First Financial Holdings, Inc	14
7,689	e	First Horizon National Corp	108
1,238	e	First Merchants Corp	35
3,362	e	First Midwest Bancorp, Inc	93
7,184		First Niagara Financial Group, Inc	98
987	e	First Place Financial Corp	13
486	e*	First Regional Bancorp	8
504	e	First South Bancorp, Inc	11
998	e	First State Bancorporation	13
377	e*	FirstFed Financial Corp	10
5,102	e	FirstMerit Corp	105
1,967	e	Flagstar Bancorp, Inc	14
1,105	e	Flushing Financial Corp	19
3,778	e	FNB Corp	59
1,364	e*	Franklin Bank Corp	4
4,200	e,v*	Fremont General Corp	2
2,394	e	Frontier Financial Corp	42
11,161	e	Fulton Financial Corp	137
3,468	e	Glacier Bancorp, Inc	66
699	e	Great Southern Bancorp, Inc	11
437	e	Greene County Bancshares, Inc	8
1,711	e	Hancock Holding Co	72
2,620	e	Hanmi Financial Corp	19
1,911	e	Harleysville National Corp	28

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

928	e	Heartland Financial USA, Inc	$20
803	e	Heritage Commerce Corp	15
709	e	Home Bancshares, Inc	15
883	e	Horizon Financial Corp	12
33,320	e	Hudson City Bancorp, Inc	589
22,354	e	Huntington Bancshares, Inc	240
632	e	IBERIABANK Corp	28
323		Imperial Capital Bancorp, Inc	7
938	e	Independent Bank Corp	28
1,683	e	Independent Bank Corp	17
4,091	e	IndyMac Bancorp, Inc	20
1,040	e	Integra Bank Corp	17
3,295	e	International Bancshares Corp	74
3,434	*	Investors Bancorp, Inc	53
1,234	e	Irwin Financial Corp	7
207,383		JPMorgan Chase & Co	8,907
1,441	e	Kearny Financial Corp	16
24,500		Keycorp	538
1,025	e	Lakeland Bancorp, Inc	13
734		Lakeland Financial Corp	17
4,364	e	M&T Bank Corp	351
1,004	e	Macatawa Bank Corp	10
731	e	MainSource Financial Group, Inc	11
15,732		Marshall & Ilsley Corp	365
2,236	e	MB Financial, Inc	69
5,244	*	Metavante Technologies, Inc	105
1,081	e	Midwest Banc Holdings, Inc	14
1,144	e	Nara Bancorp, Inc	15
206	e	NASB Financial, Inc	5
34,419	e	National City Corp	342
5,461	e	National Penn Bancshares, Inc	99
2,152	e	NBT Bancorp, Inc	48
2,399	*	Net 1 UEPS Technologies, Inc	54
19,143	e	New York Community Bancorp, Inc	349
6,972	e	NewAlliance Bancshares, Inc	85
13,119		Northern Trust Corp	872
1,341	e	Northwest Bancorp, Inc	37
3,801	e	Old National Bancorp	68
799	e	Old Second Bancorp, Inc	21
853	e	Omega Financial Corp	27
1,295		Oriental Financial Group, Inc	26
713	*	Oritani Financial Corp	11
2,744	e	Pacific Capital Bancorp	59
688	e	Park National Corp	49
595		Peoples Bancorp, Inc	14
15,980		People’s United Financial, Inc	277
1,580	e	PFF Bancorp, Inc	13
986	e*	Pinnacle Financial Partners, Inc	25
20,980	e	PNC Financial Services Group, Inc	1,376
17,875		Popular, Inc	208
424	e	Preferred Bank	7
1,141	e	PrivateBancorp, Inc	36
2,230	e	Prosperity Bancshares, Inc	64
2,140	e	Provident Bankshares Corp	23
4,058		Provident Financial Services, Inc	57
2,753	e	Provident New York Bancorp	37
43,112		Regions Financial Corp	851
769	e	Renasant Corp	17
612	e	Republic Bancorp, Inc (Class A)	12
598	e	Rockville Financial, Inc	8

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

629	e	Roma Financial Corp	$9
317	e	Royal Bancshares of Pennsylvania (Class A)	5
1,811	e	S&T Bancorp, Inc	58
846	e	S.Y. Bancorp, Inc	20
1,000	e	Sandy Spring Bancorp, Inc	28
357		Santander BanCorp	4
605	e	SCBT Financial Corp	20
740	e	Seacoast Banking Corp of Florida	8
1,201	e	Security Bank Corp	10
370	e	Sierra Bancorp	8
1,893	e*	Signature Bank	48
1,066	e	Simmons First National Corp (Class A)	32
4,761	e	South Financial Group, Inc	71
721	e	Southside Bancshares, Inc	17
740		Southwest Bancorp, Inc	13
24,406	e	Sovereign Bancorp, Inc	227
24,014		State Street Corp	1,897
1,199	e	Sterling Bancorp	19
3,900		Sterling Bancshares, Inc	39
1,778	e	Sterling Financial Corp	31
3,133	e	Sterling Financial Corp	49
701	e	Suffolk Bancorp	22
585	*	Sun Bancorp, Inc	8
21,417		SunTrust Banks, Inc	1,181
2,075	e*	Superior Bancorp	10
4,965	e	Susquehanna Bancshares, Inc	101
2,091	e*	SVB Financial Group	91
17,015	e	Synovus Financial Corp	188
300		Taylor Capital Group, Inc	5
8,192	e	TCF Financial Corp	147
1,482	e*	Texas Capital Bancshares, Inc	25
5,455	e	TFS Financial Corp	66
1,372	e	TierOne Corp	15
709	e	Tompkins Trustco, Inc	35
726	e	Trico Bancshares	13
5,202	e	Trustco Bank Corp NY	46
2,902	e	Trustmark Corp	65
6,278	e	UCBH Holdings, Inc	49
1,588	e	UMB Financial Corp	65
3,609	e	Umpqua Holdings Corp	56
814	e	Union Bankshares Corp	16
2,923		UnionBanCal Corp	143
2,534	e	United Bankshares, Inc	68
2,128	e	United Community Banks, Inc	36
1,981	e	United Community Financial Corp	12
460	e	United Security Bancshares	8
792	e	Univest Corp of Pennsylvania	21
104,757		US Bancorp	3,390
7,462	e	Valley National Bancorp	143
690		ViewPoint Financial Group	11
827	e*	Virginia Commerce Bancorp	9
7,937	e	W Holding Co, Inc	9
120,151		Wachovia Corp	3,244
5,275	e	Washington Federal, Inc	120
52,879	e	Washington Mutual, Inc	545
881		Washington Trust Bancorp, Inc	22
681	e*	Wauwatosa Holdings, Inc	8
3,232		Webster Financial Corp	90
205,102		Wells Fargo & Co	5,968
1,534	e	WesBanco, Inc	38

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

977		West Coast Bancorp	$14
2,016	e	Westamerica Bancorporation	106
850	e*	Western Alliance Bancorp	11
46,279		Western Union Co	984
1,174		Westfield Financial, Inc	11
4,160	e	Whitney Holding Corp	103
4,204		Wilmington Trust Corp	131
980		Wilshire Bancorp, Inc	7
1,580	e	Wintrust Financial Corp	55
320	e	WSFS Financial Corp	16
6,629	e	Zions Bancorporation	302

		TOTAL DEPOSITORY INSTITUTIONS	62,928

EATING AND DRINKING PLACES - 0.92%
1,322	e*	AFC Enterprises	12
745	e*	Benihana, Inc (Class A)	8
758	e*	BJ’s Restaurants, Inc	11
1,700	e	Bob Evans Farms, Inc	47
5,750		Brinker International, Inc	107
790	e*	Buffalo Wild Wings, Inc	19
3,081		Burger King Holdings, Inc	85
1,971	*	California Pizza Kitchen, Inc	26
621	e*	Carrols Restaurant Group, Inc	6
1,623	e	CBRL Group, Inc	58
1,748	e*	CEC Entertainment, Inc	50
4,394	e*	Cheesecake Factory	96
1,858	e*	Chipotle Mexican Grill, Inc (Class B)	180
3,658	e	CKE Restaurants, Inc	41
8,645		Darden Restaurants, Inc	281
6,036	*	Denny’s Corp	18
2,437	e	Domino’s Pizza, Inc	33
1,061	e	IHOP Corp	51
3,822	*	Jack in the Box, Inc	103
3,561	e*	Krispy Kreme Doughnuts, Inc	11
1,203	e	Landry’s Restaurants, Inc	20
883	e*	McCormick & Schmick’s Seafood Restaurants, Inc	10
72,043	*	McDonald’s Corp	4,018
654	e*	Morton’s Restaurant Group, Inc	5
1,720		O’Charleys, Inc	20
1,450	e*	Papa John’s International, Inc	35
1,702	e*	PF Chang’s China Bistro, Inc	48
957	e*	Red Robin Gourmet Burgers, Inc	36
3,600	e	Ruby Tuesday, Inc	27
800	e*	Ruth’s Chris Steak House, Inc	6
3,411	e*	Sonic Corp	75
45,334	*	Starbucks Corp	793
1,689	e*	Steak N Shake Co	13
3,384	e*	Texas Roadhouse, Inc (Class A)	33
11,594	e	Tim Hortons, Inc	395
3,982	e	Triarc Cos (Class B)	28
5,339		Wendy’s International, Inc	123
28,548		Yum! Brands, Inc	1,062

		TOTAL EATING AND DRINKING PLACES	7,990

EDUCATIONAL SERVICES - 0.11%
8,774	*	Apollo Group, Inc (Class A)	379
5,862	e*	Career Education Corp	75
5,717	e*	Corinthian Colleges, Inc	41

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,674		DeVry, Inc	$154
2,487	e*	ITT Educational Services, Inc	114
968	e	Strayer Education, Inc	148
1,448	e*	Universal Technical Institute, Inc	17

		TOTAL EDUCATIONAL SERVICES	928

ELECTRIC, GAS, AND SANITARY SERVICES - 4.17%
40,839	*	AES Corp	681
4,796		AGL Resources, Inc	165
10,136		Allegheny Energy, Inc	512
1,693		Allete, Inc	65
6,962		Alliant Energy Corp	244
15,781	*	Allied Waste Industries, Inc	171
12,327		Ameren Corp	543
822		American Ecology Corp	21
23,900		American Electric Power Co, Inc	995
1,100	e	American States Water Co	40
8,124		Aqua America, Inc	153
24,847	*	Aquila, Inc	80
5,341		Atmos Energy Corp	136
3,100		Avista Corp	61
2,253		Black Hills Corp	81
1,013	e	California Water Service Group	39
1,195	*	Casella Waste Systems, Inc (Class A)	13
19,246		Centerpoint Energy, Inc	275
616		Central Vermont Public Service Corp	15
1,063	e	CH Energy Group, Inc	41
1,104	e*	Clean Harbors, Inc	72
3,305		Cleco Corp	73
13,685	e	CMS Energy Corp	185
16,257	e	Consolidated Edison, Inc	645
892	e	Consolidated Water Co, Inc	20
11,030		Constellation Energy Group, Inc	974
7,381	*	Covanta Holding Corp	203
2,304	e	Crosstex Energy, Inc	78
35,154		Dominion Resources, Inc	1,436
6,926	e	DPL, Inc	178
9,870		DTE Energy Co	384
75,673		Duke Energy Corp	1,351
20,616	*	Dynegy, Inc (Class A)	163
19,930		Edison International	977
42,504		El Paso Corp	707
2,788	*	El Paso Electric Co	60
1,913		Empire District Electric Co	39
4,384		Energen Corp	273
9,504		Energy East Corp	229
1,700		EnergySolutions, Inc	39
453	e	EnergySouth, Inc	24
231	e*	EnerNOC, Inc	3
11,866		Entergy Corp	1,294
40,842		Exelon Corp	3,319
18,340		FirstEnergy Corp	1,258
24,461	*	FPL Group, Inc	1,535
5,249	e	Great Plains Energy, Inc	129
4,300	e	Hawaiian Electric Industries, Inc	103
2,843	e	Idacorp, Inc	91
4,210		Integrys Energy Group, Inc	196
2,892	e	ITC Holdings Corp	151
1,400		Laclede Group, Inc	50

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,115		MDU Resources Group, Inc	$273
1,200	e	MGE Energy, Inc	41
13,251	*	Mirant Corp	482
5,101	e	National Fuel Gas Co	241
2,775	e	New Jersey Resources Corp	86
2,750	e	Nicor, Inc	92
16,776		NiSource, Inc	289
9,442		Northeast Utilities	232
1,750		Northwest Natural Gas Co	76
2,408	e	NorthWestern Corp	59
14,823	*	NRG Energy, Inc	578
6,541	e	NSTAR	199
5,851		OGE Energy Corp	182
6,202		Oneok, Inc	277
833	e	Ormat Technologies, Inc	36
1,956	e	Otter Tail Corp	69
11,772		Pepco Holdings, Inc	291
21,494		PG&E Corp	791
936	e*	Pico Holdings, Inc	28
4,711		Piedmont Natural Gas Co, Inc	124
1,025	e*	Pike Electric Corp	14
6,239		Pinnacle West Capital Corp	219
4,199	e	PNM Resources, Inc	52
1,726		Portland General Electric Co	39
23,607		PPL Corp	1,084
15,370		Progress Energy, Inc	641
5,000	m,v*	Progress Energy, Inc	—	^
30,436		Public Service Enterprise Group, Inc	1,223
7,154		Puget Energy, Inc	185
10,539		Questar Corp	596
20,883	*	Reliant Energy, Inc	494
10,176		Republic Services, Inc	298
1,126	e	Resource America, Inc (Class A)	11
6,675		SCANA Corp	244
15,745		Sempra Energy	839
13,561		Sierra Pacific Resources	171
1,020	e	SJW Corp	29
1,884	e	South Jersey Industries, Inc	66
45,404		Southern Co	1,617
6,440		Southern Union Co	150
2,572		Southwest Gas Corp	72
1,025	e	Southwest Water Co	11
5,308	*	Stericycle, Inc	273
12,829	e	TECO Energy, Inc	205
6,491		UGI Corp	162
1,633		UIL Holdings Corp	49
2,373		Unisource Energy Corp	53
4,904	e	Vectren Corp	132
3,949	*	Waste Connections, Inc	121
499	e	Waste Industries USA, Inc	18
1,458	e*	Waste Services, Inc	12
5,625	e	Westar Energy, Inc	128
3,019	e	WGL Holdings, Inc	97
36,647		Williams Cos, Inc	1,209
7,164		Wisconsin Energy Corp	315
24,349	e	Xcel Energy, Inc	486

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	36,331

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.21%
1,500	e*	Acme Packet, Inc	$12
1,556	e*	Actel Corp	24
2,651	e	Acuity Brands, Inc	114
7,209	e*	Adaptec, Inc	21
7,316	*	ADC Telecommunications, Inc	88
3,699		Adtran, Inc	68
2,343	*	Advanced Analogic Technologies, Inc	13
2,251	*	Advanced Energy Industries, Inc	30
34,301	e*	Advanced Micro Devices, Inc	202
18,306		Altera Corp	337
2,495	e*	American Superconductor Corp	58
6,334		Ametek, Inc	278
6,298	e*	Amkor Technology, Inc	67
10,954		Amphenol Corp (Class A)	408
3,097	e*	Anadigics, Inc	20
18,513		Analog Devices, Inc	547
52,212	*	Apple Computer, Inc	7,492
4,877	e*	Applied Micro Circuits Corp	35
8,272	e*	Arris Group, Inc	48
3,325	e*	Atheros Communications, Inc	69
28,949	*	Atmel Corp	101
2,293	e*	ATMI, Inc	64
12,022	e*	Avanex Corp	9
8,620	*	Avnet, Inc	282
3,547	e	AVX Corp	45
723	e*	AZZ, Inc	26
2,797	e	Baldor Electric Co	78
674	e	Bel Fuse, Inc (Class B)	19
4,279	*	Benchmark Electronics, Inc	77
782	*	BigBand Networks, Inc	4
28,853	*	Broadcom Corp (Class A)	556
1,663	e*	Ceradyne, Inc	53
2,612	*	Checkpoint Systems, Inc	70
5,374	e*	Ciena Corp	166
368,573	*	Cisco Systems, Inc	8,879
1,458	*	Comtech Telecommunications Corp	57
32,205	e*	Conexant Systems, Inc	19
10,968		Cooper Industries Ltd (Class A)	440
457	*	CPI International, Inc	5
5,056	e*	Cree, Inc	141
2,100		CTS Corp	22
1,000		Cubic Corp	28
9,243	e*	Cypress Semiconductor Corp	218
1,921	e*	Diodes, Inc	42
2,576	e*	Ditech Networks, Inc	8
2,248	*	Dolby Laboratories, Inc (Class A)	82
1,958	*	DSP Group, Inc	25
1,168	e*	DTS, Inc	28
8,961		Eaton Corp	714
2,545	e*	EchoStar Corp (Class A)	75
2,000	*	Electro Scientific Industries, Inc	33
956	*	EMS Technologies, Inc	26
3,262	*	Energizer Holdings, Inc	295
2,523	e*	Energy Conversion Devices, Inc	75
1,037	*	EnerSys	25
5,831	e*	Evergreen Solar, Inc	54
2,444	e*	Exar Corp	20
7,886	*	Fairchild Semiconductor International, Inc	94
14,527	e*	Finisar Corp	19
2,044	*	First Solar, Inc	472

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,238	e	Franklin Electric Co, Inc	$42
2,934	e*	FuelCell Energy, Inc	20
15,290	*	Gemstar-TV Guide International, Inc	72
6,150	*	GrafTech International Ltd	100
1,507	e*	Greatbatch, Inc	28
3,385		Harman International Industries, Inc	147
5,636	*	Harmonic, Inc	43
8,349		Harris Corp	405
1,865	e*	Helen of Troy Ltd	31
6,021	e*	Hexcel Corp	115
829	*	Hittite Microwave Corp	31
46,899		Honeywell International, Inc	2,646
1,800	e*	Hutchinson Technology, Inc	29
2,223	e	Imation Corp	51
1,200	*	Infinera Corp	14
12,101	*	Integrated Device Technology, Inc	108
351,689		Intel Corp	7,449
2,862	e*	InterDigital, Inc	57
4,573	*	International Rectifier Corp	98
8,268		Intersil Corp (Class A)	212
2,296	*	InterVoice, Inc	18
600	e*	IPG Photonics Corp	9
724	e*	iRobot Corp	12
1,636	*	IXYS Corp	11
3,477	e*	Jarden Corp	76
13,081	e*	JDS Uniphase Corp	175
6,007	*	Kemet Corp	24
7,656		L-3 Communications Holdings, Inc	837
7,863	e*	Lattice Semiconductor Corp	22
2,340		Lincoln Electric Holdings, Inc	151
13,318	e	Linear Technology Corp	409
1,534	*	Littelfuse, Inc	54
732	*	Loral Space & Communications, Inc	17
1,293		LSI Industries, Inc	17
42,837	e*	LSI Logic Corp	212
28,543	*	Marvell Technology Group Ltd	311
3,108	*	Mattson Technology, Inc	19
1,334	e*	Medis Technologies Ltd	12
13,650	*	MEMC Electronic Materials, Inc	968
1,540	*	Mercury Computer Systems, Inc	9
2,500		Methode Electronics, Inc	29
4,755	e	Micrel, Inc	44
11,647	e	Microchip Technology, Inc	381
46,315	e*	Micron Technology, Inc	277
4,543	e*	Microsemi Corp	104
4,100	*	Microtune, Inc	15
2,847	*	MIPS Technologies, Inc	11
8,407		Molex, Inc	195
1,168	*	Monolithic Power Systems, Inc	21
2,161	*	Moog, Inc (Class A)	91
139,118	*	Motorola, Inc	1,294
7,339	e*	MRV Communications, Inc	10
555	e*	Multi-Fineline Electronix, Inc	10
300	e	National Presto Industries, Inc	16
15,387		National Semiconductor Corp	282
21,012	*	NetApp, Inc	421
1,013	e*	Netlogic Microsystems, Inc	24
6,818	*	Novellus Systems, Inc	144
33,105	*	Nvidia Corp	655
3,460	e*	Omnivision Technologies, Inc	58

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

18,549	e*	ON Semiconductor Corp	$105
6,944	e*	On2 Technologies, Inc	7
6,068	e	Openwave Systems, Inc	15
1,210	e*	Oplink Communications, Inc	11
1,144	e*	OpNext, Inc	6
869	*	OSI Systems, Inc	20
1,250	e	Park Electrochemical Corp	32
1,447	*	Pericom Semiconductor Corp	21
2,260	*	Photronics, Inc	22
2,609		Plantronics, Inc	50
3,100	*	Plexus Corp	87
1,628	e*	PLX Technology, Inc	11
13,218	e*	PMC - Sierra, Inc	75
5,444	*	Polycom, Inc	123
1,400	e*	Polypore International, Inc	29
458	*	Powell Industries, Inc	18
4,438	e*	Power-One, Inc	14
7,309	e*	Powerwave Technologies, Inc	19
7,796	*	QLogic Corp	120
101,067		Qualcomm, Inc	4,144
8,217	e	RadioShack Corp	134
5,680	e*	Rambus, Inc	132
1,083	e	Raven Industries, Inc	33
1,983	e	Regal-Beloit Corp	73
14,875	e*	RF Micro Devices, Inc	40
1,100	*	Rogers Corp	37
32,531	*	Sanmina-SCI Corp	53
1,867	e*	Seachange International, Inc	13
4,166	*	Semtech Corp	60
5,145	e*	Silicon Image, Inc	26
3,220	*	Silicon Laboratories, Inc	102
5,900	*	Silicon Storage Technology, Inc	15
90,524	e*	Sirius Satellite Radio, Inc	259
10,341	e*	Skyworks Solutions, Inc	75
3,071	*	Smart Modular Technologies WWH, Inc	19
5,639	e*	Spansion, Inc (Class A)	16
2,490	e*	Spectrum Brands, Inc	11
1,279	*	Standard Microsystems Corp	37
100	e*	Starent Networks Corp	1
898	*	Stoneridge, Inc	12
1,668	e*	Sunpower Corp (Class A)	124
745	e*	Supertex, Inc	15
12,134	*	Sycamore Networks, Inc	44
2,907	e*	Symmetricom, Inc	10
1,530	e*	Synaptics, Inc	37
3,593	e*	Syntax-Brillian Corp	4
2,804		Technitrol, Inc	65
913	e*	Techwell, Inc	10
3,400	e*	Tekelec	42
2,403		Teleflex, Inc	115
26,740	e*	Tellabs, Inc	146
2,944	*	Tessera Technologies, Inc	61
79,996	*	Texas Instruments, Inc	2,261
3,556	*	Thomas & Betts Corp	129
3,408	e*	Trident Microsystems, Inc	18
9,492	*	Triquint Semiconductor, Inc	48
2,833	*	TTM Technologies, Inc	32
29,991		Tyco Electronics Ltd	1,029
1,167	*	Ultra Clean Holdings	11
1,466	e*	Universal Display Corp	21

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,000	e*	Universal Electronics, Inc	$24
7,742	e*	Utstarcom, Inc	22
4,543	*	Varian Semiconductor Equipment Associates, Inc	128
1,399	*	Viasat, Inc	30
1,471	e	Vicor Corp	18
10,877	*	Vishay Intertechnology, Inc	99
1,011	*	Volterra Semiconductor Corp	11
4,543	e	Whirlpool Corp	394
18,234		Xilinx, Inc	433
1,286	e*	Zoltek Cos, Inc	34
3,150	*	Zoran Corp	43

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	54,055

ENGINEERING AND MANAGEMENT SERVICES - 0.98%
1,230	e*	Advisory Board Co	68
2,118	*	Aecom Technology Corp	55
8,040	e*	Amylin Pharmaceuticals, Inc	235
4,841	*	Applera Corp (Celera Genomics Group)	71
4,682	e*	Ariad Pharmaceuticals, Inc	16
900	e	CDI Corp	23
25,849	*	Celgene Corp	1,584
600	*	comScore, Inc	12
758	*	Cornell Cos, Inc	17
2,117		Corporate Executive Board Co	86
706	e*	CRA International, Inc	23
3,622	*	CV Therapeutics, Inc	26
1,618	e	Diamond Management & Technology Consultants, Inc	10
3,090	*	eResearch Technology, Inc	38
5,381	e*	Exelixis, Inc	37
1,100	*	Exponent, Inc	36
5,276		Fluor Corp	745
1,100	*	Genpact Ltd	13
3,019	*	Gen-Probe, Inc	146
1,326	*	Greenfield Online, Inc	16
3,404	e*	Harris Interactive, Inc	9
5,800	*	Hewitt Associates, Inc (Class A)	231
1,113	*	Huron Consulting Group, Inc	46
4,807	e*	Incyte Corp	51
4,737	e*	Isis Pharmaceuticals, Inc	67
7,324	*	Jacobs Engineering Group, Inc	539
10,330		KBR, Inc	286
798	*	Kendle International, Inc	36
2,541	e*	Kosan Biosciences, Inc	4
584		Landauer, Inc	29
1,549	*	LECG Corp	14
1,975	e*	Lifecell Corp	83
1,864	e*	Luminex Corp	37
1,221		MAXIMUS, Inc	45
2,143	e*	Maxygen, Inc	14
13,624	*	McDermott International, Inc	747
445	*	Michael Baker Corp	10
13,048	e	Moody’s Corp	454
685	e*	MTC Technologies, Inc	16
2,554	e*	Myriad Genetics, Inc	103
3,394	*	Navigant Consulting, Inc	64
1,978	e*	Neurogen Corp	4
1,729	e*	Omnicell, Inc	35
20,718		Paychex, Inc	710
1,234	e*	PharmaNet Development Group, Inc	31

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,156		Quest Diagnostics, Inc	$414
3,876	e*	Regeneron Pharmaceuticals, Inc	74
8,827	e*	Rentech, Inc	8
3,214		Resources Connection, Inc	57
1,718	e*	Rigel Pharmaceuticals, Inc	32
1,812	*	RTI Biologics, Inc	17
10,300	e*	SAIC, Inc	191
3,562	e*	Savient Pharmaceuticals, Inc	71
2,563	e*	Seattle Genetics, Inc	23
1,940	e*	Senomyx, Inc	11
4,929	*	Shaw Group, Inc	232
507	*	Stanley, Inc	15
1,956	e*	Symyx Technologies, Inc	15
692	e*	Tejon Ranch Co	26
3,521	e*	Telik, Inc	9
3,591	e*	Tetra Tech, Inc	70
4,873	*	URS Corp	159
1,742	e*	Verenium Corp	6
2,733		Watson Wyatt & Co Holdings (Class A)	155

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,507

FABRICATED METAL PRODUCTS - 0.54%
1,788	e*	Alliant Techsystems, Inc	185
532	e	Ameron International Corp	50
4,374		Aptargroup, Inc	170
6,162		Ball Corp	283
766	*	Chart Industries, Inc	26
1,064		CIRCOR International, Inc	49
7,354		Commercial Metals Co	220
1,343	e*	Commercial Vehicle Group, Inc	13
3,158		Crane Co	127
9,561	*	Crown Holdings, Inc	241
757		Dynamic Materials Corp	33
1,746	e*	Griffon Corp	15
546		Gulf Island Fabrication, Inc	16
28,251		Illinois Tool Works, Inc	1,363
916	e	Insteel Industries, Inc	11
904	*	Ladish Co, Inc	33
496	e	Lifetime Brands, Inc	4
2,280	e*	Mobile Mini, Inc	43
6,723	e	Mueller Water Products, Inc (Class A)	55
1,321	e*	NCI Building Systems, Inc	32
10,630		Parker Hannifin Corp	736
509	e*	Park-Ohio Holdings Corp	8
6,093		Pentair, Inc	194
1,422		Silgan Holdings, Inc	71
2,152	e	Simpson Manufacturing Co, Inc	58
1,859	e*	Smith & Wesson Holding Corp	9
3,654		Snap-On, Inc	186
4,979		Stanley Works	237
1,389	e*	Sturm Ruger & Co, Inc	11
685	e	Sun Hydraulics Corp	20
3,948	e*	Taser International, Inc	37
809	*	Trimas Corp	4
1,173	e	Valmont Industries, Inc	103
1,666	e	Watts Water Technologies, Inc (Class A)	47

		TOTAL FABRICATED METAL PRODUCTS	4,690

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

FOOD AND KINDRED PRODUCTS - 3.81%
1,269	e*	Altus Pharmaceuticals, Inc	$6
43,278	*	Anheuser-Busch Cos, Inc	2,054
39,414	*	Archer Daniels Midland Co	1,622
700	e*	Boston Beer Co, Inc (Class A)	33
7,450	e	Bunge Ltd	647
13,417		Campbell Soup Co	456
263		Coca-Cola Bottling Co Consolidated	16
140,200		Coca-Cola Co	8,534
18,511		Coca-Cola Enterprises, Inc	448
30,473		ConAgra Foods, Inc	730
11,746	*	Constellation Brands, Inc (Class A)	208
4,559		Corn Products International, Inc	169
4,436	*	Darling International, Inc	57
12,900		Del Monte Foods Co	123
629	e	Farmer Bros Co	15
5,007		Flowers Foods, Inc	124
19,238		General Mills, Inc	1,152
19,369		H.J. Heinz Co	910
4,024	e*	Hansen Natural Corp	142
10,158	e	Hershey Co	383
4,077		Hormel Foods Corp	170
740	e	Imperial Sugar Co	14
800		J&J Snack Foods Corp	22
3,519		J.M. Smucker Co	178
1,401	e*	Jones Soda Co	5
14,255		Kellogg Co	749
96,721		Kraft Foods, Inc (Class A)	2,999
1,575	e	Lancaster Colony Corp	63
1,746		Lance, Inc	34
686	e*	M&F Worldwide Corp	26
7,708		McCormick & Co, Inc	285
597	e	MGP Ingredients, Inc	4
6,910		Molson Coors Brewing Co (Class B)	363
621		National Beverage Corp	5
919	e*	Peet’s Coffee & Tea, Inc	22
8,468		Pepsi Bottling Group, Inc	287
3,834		PepsiAmericas, Inc	98
98,611	*	PepsiCo, Inc	7,120
2,153	*	Performance Food Group Co	70
1,622	e*	Ralcorp Holdings, Inc	94
1,066	e	Reddy Ice Holdings, Inc	14
10,079	e	Reynolds American, Inc	595
1,203	e	Sanderson Farms, Inc	46
44,957		Sara Lee Corp	628
6,686	*	Smithfield Foods, Inc	172
2,443	e	Tootsie Roll Industries, Inc	62
2,025	*	TreeHouse Foods, Inc	46
15,114		Tyson Foods, Inc (Class A)	241
14,436		Wrigley (Wm.) Jr Co	907

		TOTAL FOOD AND KINDRED PRODUCTS	33,148

FOOD STORES - 0.32%
97	e	Arden Group, Inc (Class A)	14
1,515	e*	Great Atlantic & Pacific Tea Co, Inc	40
700	e	Ingles Markets, Inc (Class A)	17
40,830		Kroger Co	1,037
1,886	e*	Panera Bread Co (Class A)	79
1,414	*	Pantry, Inc	30

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,557		Ruddick Corp	$94
26,320		Safeway, Inc	772
12,857		Supervalu, Inc	385
212		Village Super Market (Class A)	11
611		Weis Markets, Inc	21
8,728	e	Whole Foods Market, Inc	288
2,103	e*	Winn-Dixie Stores, Inc	38

		TOTAL FOOD STORES	2,826

FORESTRY - 0.12%
4,673		Rayonier, Inc	203
13,212	e*	Weyerhaeuser Co	859

		TOTAL FORESTRY	1,062

FURNITURE AND FIXTURES - 0.28%
1,625	e	Ethan Allen Interiors, Inc	46
2,907	e	Furniture Brands International, Inc	34
3,277		Herman Miller, Inc	81
3,482	*	Hillenbrand Industries, Inc	166
2,905	e	HNI Corp	78
680	e	Hooker Furniture Corp	15
3,257		Interface, Inc (Class A)	46
35,619		Johnson Controls, Inc	1,204
1,737		Kimball International, Inc (Class B)	19
3,352	e	La-Z-Boy, Inc	28
10,815	e	Leggett & Platt, Inc	165
23,113		Masco Corp	458
2,732	e	Sealy Corp	21
3,095	e*	Select Comfort Corp	11
4,232	e	Tempur-Pedic International, Inc	47

		TOTAL FURNITURE AND FIXTURES	2,419

FURNITURE AND HOME FURNISHINGS STORES - 0.17%
15,845	e*	Bed Bath & Beyond, Inc	467
10,474	e	Circuit City Stores, Inc	42
9,625	*	GameStop Corp (Class A)	498
1,232	e	Haverty Furniture Cos, Inc	13
2,965		Knoll, Inc	34
3,326	e*	Mohawk Industries, Inc	238
6,020	e*	Pier 1 Imports, Inc	38
4,902		Steelcase, Inc (Class A)	54
1,789	e	Tuesday Morning Corp	9
5,558	e	Williams-Sonoma, Inc	135

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,528

GENERAL BUILDING CONTRACTORS - 0.21%
115	e	Amrep Corp	6
310	e*	Avatar Holdings, Inc	14
2,556	e	Beazer Homes USA, Inc	24
485	e	Brookfield Homes Corp	8
7,355	e	Centex Corp	178
19,198	e	DR Horton, Inc	302
2,297	e*	Hovnanian Enterprises, Inc (Class A)	24
4,706	e	KB Home	116
8,304	e	Lennar Corp (Class A)	156
862	e	M/I Homes, Inc	15

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,316	e	McGrath RentCorp	$32
2,061		MDC Holdings, Inc	90
1,472	e*	Meritage Homes Corp	28
179	e*	NVR, Inc	107
1,250	e*	Palm Harbor Homes, Inc	7
1,625	*	Perini Corp	59
13,220	e	Pulte Homes, Inc	192
2,630	e	Ryland Group, Inc	87
4,272	e	Standard-Pacific Corp	21
794	e*	Team, Inc	22
7,726	e*	Toll Brothers, Inc	181
2,945		Walter Industries, Inc	184
1,883	e*	WCI Communities, Inc	6

		TOTAL GENERAL BUILDING CONTRACTORS	1,859

GENERAL MERCHANDISE STORES - 1.70%
2,874	e*	99 Cents Only Stores	28
5,233	e*	Big Lots, Inc	117
4,214	*	BJ’s Wholesale Club, Inc	150
632	e	Bon-Ton Stores, Inc	3
3,355		Casey’s General Stores, Inc	76
481	e*	Conn’s, Inc	8
26,921		Costco Wholesale Corp	1,749
3,877	e	Dillard’s, Inc (Class A)	67
8,128		Family Dollar Stores, Inc	158
2,720	e	Fred’s, Inc	28
13,817		JC Penney Co, Inc	521
26,388		Macy’s, Inc	609
1,292	e*	Retail Ventures, Inc	6
8,388	e*	Saks, Inc	105
1,757	e	Stein Mart, Inc	10
51,523		Target Corp	2,611
25,711		TJX Cos, Inc	850
146,402		Wal-Mart Stores, Inc	7,713

		TOTAL GENERAL MERCHANDISE STORES	14,809

HEALTH SERVICES - 1.15%
839	e*	Alliance Imaging, Inc	7
1,533	e*	Amedisys, Inc	60
748	*	American Dental Partners, Inc	7
9,998		AmerisourceBergen Corp	410
1,984	*	Amsurg Corp	47
2,667	*	Apria Healthcare Group, Inc	53
3,714	e*	Assisted Living Concepts, Inc (A Shares)	22
535	e*	Bio-Reference Labs, Inc	14
2,607	e	Brookdale Senior Living, Inc	62
17,615		Cigna Corp	715
5,854	e*	Community Health Systems, Inc	197
750	*	Corvel Corp	23
3,663	*	Covance, Inc	304
9,571	*	Coventry Health Care, Inc	386
2,321	*	Cross Country Healthcare, Inc	29
1,413	e*	CryoLife, Inc	13
6,435	*	DaVita, Inc	307
3,516	*	Edwards Lifesciences Corp	157
744	e*	eHealth, Inc	16
300	e*	Emeritus Corp	6
1,864	e*	Enzo Biochem, Inc	17

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

13,424	*	Express Scripts, Inc	$863
810	e*	Genomic Health, Inc	15
1,497	*	Gentiva Health Services, Inc	33
14,969	e*	Health Management Associates, Inc (Class A)	79
4,400	*	Healthsouth Corp	78
2,237	*	Healthways, Inc	79
1,722	e*	Hythiam, Inc	2
3,543	e*	Immunomedics, Inc	10
2,054	*	Kindred Healthcare, Inc	45
6,895	e*	Laboratory Corp of America Holdings	508
1,383	e	LCA-Vision, Inc	17
735	*	LHC Group, Inc	12
3,672	*	LifePoint Hospitals, Inc	101
4,541	*	Lincare Holdings, Inc	128
2,394	e*	Magellan Health Services, Inc	95
1,371	*	Matria Healthcare, Inc	31
18,173		McKesson Corp	952
900	*	MedAssets, Inc	13
419	*	Medcath Corp	8
31,570	*	Medco Health Solutions, Inc	1,382
300	e	National Healthcare Corp	15
5,807	e*	Nektar Therapeutics	40
1,311	*	Nighthawk Radiology Holdings, Inc	12
2,544	*	Odyssey HealthCare, Inc	23
7,429	e	Omnicare, Inc	135
3,052	*	Pediatrix Medical Group, Inc	206
6,015		Pharmaceutical Product Development, Inc	252
3,409	e*	Psychiatric Solutions, Inc	116
1,200	*	RehabCare Group, Inc	18
1,374	e*	Skilled Healthcare Group, Inc (Class A)	15
939	e*	Stereotaxis, Inc	6
2,651	*	Sun Healthcare Group, Inc	35
2,773	e*	Sunrise Senior Living, Inc	62
30,068	e*	Tenet Healthcare Corp	170
2,659		Universal Health Services, Inc (Class B)	143
32,937	*	WellPoint, Inc	1,454

		TOTAL HEALTH SERVICES	10,005

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.07%
321	e*	Comverge, Inc	3
8,622	*	Foster Wheeler Ltd	488
2,325	e	Granite Construction, Inc	76
922	e*	Matrix Service Co	16

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	583

HOLDING AND OTHER INVESTMENT OFFICES - 2.24%
2,039	e	Acadia Realty Trust	49
1,925	*	Affiliated Managers Group, Inc	175
505		Agree Realty Corp	14
3,433	e	Alesco Financial, Inc	10
123	e*	Alexander’s, Inc	44
1,828		Alexandria Real Estate Equities, Inc	169
8,795	e	Allied Capital Corp	162
5,664		AMB Property Corp	308
1,413		American Campus Communities, Inc	39
8,501		American Financial Realty Trust	67
28,191		Annaly Mortgage Management, Inc	432
3,218	e	Anthracite Capital, Inc	21

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,102		Anworth Mortgage Asset Corp	$19
6,198	e	Apartment Investment & Management Co (Class A)	222
7,815	e	Apollo Investment Corp	124
850	e	Arbor Realty Trust, Inc	13
6,591	e	Ashford Hospitality Trust, Inc	37
936		Associated Estates Realty Corp	11
4,819		AvalonBay Communities, Inc	465
4,502	e	BioMed Realty Trust, Inc	108
6,268		Boston Properties, Inc	577
5,335		Brandywine Realty Trust	90
3,142		BRE Properties, Inc (Class A)	143
433	e	BRT Realty Trust	6
3,482		Camden Property Trust	175
2,642	e	Capital Lease Funding, Inc	21
190	e	Capital Southwest Corp	24
800	e	Capital Trust, Inc (Class A)	22
3,981		CBL & Associates Properties, Inc	94
1,814	e	CBRE Realty Finance, Inc	7
2,712		Cedar Shopping Centers, Inc	32
442	e	Cherokee, Inc	15
2,945		Colonial Properties Trust	71
2,299		Corporate Office Properties Trust	77
2,443		Cousins Properties, Inc	60
1,504	e	Crystal River Capital, Inc	13
10,500	e	DCT Industrial Trust, Inc	105
3,741	e	Deerfield Capital Corp	5
7,395		Developers Diversified Realty Corp	310
5,943		DiamondRock Hospitality Co	75
3,247	e	Digital Realty Trust, Inc	115
5,829	e	Douglas Emmett, Inc	129
8,950		Duke Realty Corp	204
1,377		EastGroup Properties, Inc	64
1,200		Education Realty Trust, Inc	15
1,398	e*	Energy Infrastructure Acquisition Corp	14
1,723	e	Entertainment Properties Trust	85
1,227		Equity Lifestyle Properties, Inc	61
2,470	e	Equity One, Inc	59
16,363		Equity Residential	679
1,493	e	Essex Property Trust, Inc	170
3,926	e	Extra Space Storage, Inc	64
3,728	e	Federal Realty Investment Trust	291
3,926		FelCor Lodging Trust, Inc	47
2,899	e	First Industrial Realty Trust, Inc	90
1,470	e	First Potomac Realty Trust	23
3,189	e	Franklin Street Properties Corp	46
9,089	e	Friedman Billings Ramsey Group, Inc (Class A)	15
13,247		General Growth Properties, Inc	506
1,193	e	Getty Realty Corp	19
638	e	Gladstone Capital Corp	12
2,171	e	Glimcher Realty Trust	26
3,200	e	GMH Communities Trust	28
1,100	e	Gramercy Capital Corp	23
13,321		HCP, Inc	450
4,960		Health Care REIT, Inc	224
3,212	e	Healthcare Realty Trust, Inc	84
2,467		Hersha Hospitality Trust	22
998	e*	HFF, Inc (Class A)	5
3,300	e*	Hicks Acquisition Co I, Inc	30
3,247		Highwoods Properties, Inc	101
2,378	e*	Hilltop Holdings, Inc	25

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,915		Home Properties, Inc	$92
5,735		Hospitality Properties Trust	195
31,929		Host Marriott Corp	508
13,475		HRPT Properties Trust	91
5,056	e	IMPAC Mortgage Holdings, Inc	6
3,013	e	Inland Real Estate Corp	46
3,315		Investors Real Estate Trust	32
13,152	e	iShares Russell 3000 Index Fund	1,002
7,812	e	iStar Financial, Inc	110
3,168	e*	Jamba, Inc	8
1,655	e	JER Investors Trust, Inc	14
2,062		Kilroy Realty Corp	101
13,130		Kimco Realty Corp	514
1,900		Kite Realty Group Trust	27
2,579	e	LaSalle Hotel Properties	74
4,101		Lexington Corporate Properties Trust	59
5,546		Liberty Property Trust	173
1,314		LTC Properties, Inc	34
2,561	e,v	Luminent Mortgage Capital, Inc	1
4,379		Macerich Co	308
3,822		Mack-Cali Realty Corp	136
2,313	e	Maguire Properties, Inc	33
2,550	e	Medical Properties Trust, Inc	29
2,802	*	Meruelo Maddux Properties, Inc	7
5,284		MFA Mortgage Investments, Inc	33
1,526		Mid-America Apartment Communities, Inc	76
1,230	e	Mission West Properties, Inc	12
1,507		MVC Capital, Inc	23
1,400		National Health Investors, Inc	44
3,826		National Retail Properties, Inc	84
4,957		Nationwide Health Properties, Inc	167
2,523	e	Newcastle Investment Corp	21
2,538	e*	NexCen Brands, Inc	9
3,513	e	NorthStar Realty Finance Corp	29
4,121		Omega Healthcare Investors, Inc	72
946		Parkway Properties, Inc	35
1,209	e	PennantPark Investment Corp	10
1,975	e	Pennsylvania Real Estate Investment Trust	48
10,805		Plum Creek Timber Co, Inc	440
2,677		Post Properties, Inc	103
2,494		Potlatch Corp	103
15,511		Prologis	913
1,216	e	Prospect Capital Corp	19
1,073		PS Business Parks, Inc	56
7,739		Public Storage, Inc	686
3,865	e	RAIT Investment Trust	27
992		Ramco-Gershenson Properties	21
6,195	e	Realty Income Corp	159
1,529	e	Redwood Trust, Inc	56
4,304		Regency Centers Corp	279
1,355	e	Resource Capital Corp	10
700		Saul Centers, Inc	35
4,718		Senior Housing Properties Trust	112
13,486		Simon Property Group, Inc	1,253
3,638		SL Green Realty Corp	296
1,302		Sovran Self Storage, Inc	56
4,727	e	Strategic Hotels & Resorts, Inc	62
1,069		Sun Communities, Inc	22
3,736		Sunstone Hotel Investors, Inc	60
1,844	e	Tanger Factory Outlet Centers, Inc	71

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

687	e*	Tarragon Corp	$1
3,403		Taubman Centers, Inc	177
2,900	e*	Triplecrown Acquisition Corp	26
8,850	e	UDR, Inc	217
1,095	e	Universal Health Realty Income Trust	36
1,407	e	Urstadt Biddle Properties, Inc (Class A)	22
3,042		U-Store-It Trust	34
8,304		Ventas, Inc	373
17,912		Virgin Media, Inc	252
8,192		Vornado Realty Trust	706
3,681		WABCO Holdings, Inc	168
2,850	e	Washington Real Estate Investment Trust	95
4,713	e	Weingarten Realty Investors	162
3,164		Winthrop Realty Trust	13

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	19,521

HOTELS AND OTHER LODGING PLACES - 0.37%
1,418	e	Ameristar Casinos, Inc	26
1,131	*	Bluegreen Corp	8
2,948	e	Boyd Gaming Corp	59
2,172		Choice Hotels International, Inc	74
2,696	e*	Gaylord Entertainment Co	82
1,718	e*	Great Wolf Resorts, Inc	11
1,142	e*	Isle of Capri Casinos, Inc	8
6,384	e*	Las Vegas Sands Corp	470
920	*	Lodgian, Inc	10
1,242	e	Marcus Corp	24
18,049		Marriott International, Inc (Class A)	620
6,941	*	MGM Mirage	408
604	*	Monarch Casino & Resort, Inc	11
1,158	e*	Morgans Hotel Group Co	17
2,588		Orient-Express Hotels Ltd (Class A)	112
566	e*	Riviera Holdings Corp	12
11,255		Starwood Hotels & Resorts Worldwide, Inc	582
1,798	e*	Trump Entertainment Resorts, Inc	6
1,755	e*	Vail Resorts, Inc	85
11,158		Wyndham Worldwide Corp	231
3,369		Wynn Resorts Ltd	339

		TOTAL HOTELS AND OTHER LODGING PLACES	3,195

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.61%
1,014	e	Aaon, Inc	20
3,594	e	Actuant Corp (Class A)	109
5,607	*	AGCO Corp	336
1,703	e	Albany International Corp (Class A)	62
1,534	e*	Allis-Chalmers Energy, Inc	21
627	*	Altra Holdings, Inc	8
475		Ampco-Pittsburgh Corp	20
83,360		Applied Materials, Inc	1,626
1,200	*	Astec Industries, Inc	47
3,264	e*	Asyst Technologies, Inc	11
7,081	e*	Axcelis Technologies, Inc	40
3,639	e	Black & Decker Corp	241
981		Black Box Corp	30
2,004	e*	Blount International, Inc	25
3,023	e	Briggs & Stratton Corp	54
23,785	*	Brocade Communications Systems, Inc	174

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,785	*	Brooks Automation, Inc	$47
2,294		Bucyrus International, Inc (Class A)	233
3,800	e	Carlisle Cos, Inc	127
674	e	Cascade Corp	33
38,776		Caterpillar, Inc	3,036
5,864	*	Cirrus Logic, Inc	39
1,162	*	Columbus McKinnon Corp	36
1,943	e*	Cray, Inc	12
12,748		Cummins, Inc	597
2,836		Curtiss-Wright Corp	118
1,601	e*	Cymer, Inc	42
27,462		Deere & Co	2,209
136,862	*	Dell, Inc	2,726
4,020		Diebold, Inc	151
4,851		Donaldson Co, Inc	195
11,501		Dover Corp	481
5,247	*	Dresser-Rand Group, Inc	161
1,630	*	Dril-Quip, Inc	76
3,700	*	Electronics for Imaging, Inc	55
126,251	*	EMC Corp	1,810
5,455	*	Emulex Corp	89
981	*	ENGlobal Corp	8
1,375	*	EnPro Industries, Inc	43
6,075	e*	Entegris, Inc	44
7,347	e*	Extreme Networks, Inc	23
1,124	e*	Flotek Industries, Inc	16
2,307	e*	Flow International Corp	21
3,380		Flowserve Corp	353
7,832	*	FMC Technologies, Inc	446
1,063	e*	Fuel Tech, Inc	22
3,376	*	Gardner Denver, Inc	125
673	e*	Gehl Co	11
624,250	*	General Electric Co	23,103
1,051	e	Gorman-Rupp Co	35
3,828	e	Graco, Inc	139
7,623	*	Grant Prideco, Inc	375
673	e	Hardinge, Inc	9
149,429	*	Hewlett-Packard Co	6,823
334	e*	Hurco Cos, Inc	16
5,144		IDEX Corp	158
1,615	*	Immersion Corp	11
16,514		Ingersoll-Rand Co Ltd (Class A)	736
3,395	e*	Intermec, Inc	75
82,933	*	International Business Machines Corp	9,549
19,147		International Game Technology	770
1,163	*	Intevac, Inc	15
11,115		ITT Industries, Inc	576
11,645		Jabil Circuit, Inc	110
6,491		Joy Global, Inc	423
993	*	Kadant, Inc	29
1,979	e	Kaydon Corp	87
4,804		Kennametal, Inc	141
3,600	e*	Kulicke & Soffa Industries, Inc	17
7,466	*	Lam Research Corp	285
3,098		Lennox International, Inc	111
5,795	*	Lexmark International, Inc (Class A)	178
700	e	Lindsay Manufacturing Co	72
949		Lufkin Industries, Inc	61
7,460		Manitowoc Co, Inc	304
5,098	*	Micros Systems, Inc	172

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

860	e*	Middleby Corp	$54
2,342	e	Modine Manufacturing Co	34
381		Nacco Industries, Inc (Class A)	31
937	*	NATCO Group, Inc (Class A)	44
2,164	e*	Netgear, Inc	43
1,891	e	Nordson Corp	102
2,603	e*	Oil States International, Inc	117
7,666		Pall Corp	269
6,172	e	Palm, Inc	31
12,525	e*	Quantum Corp	27
1,782	e*	Rackable Systems, Inc	16
1,335	*	RBC Bearings, Inc	50
630	*	Rimage Corp	14
1,201	*	Riverbed Technology, Inc	18
1,400		Robbins & Myers, Inc	46
9,049		Rockwell Automation, Inc	520
7,798	e*	Safeguard Scientifics, Inc	12
13,961	*	SanDisk Corp	315
744	e	Sauer-Danfoss, Inc	16
1,742	e*	Scansource, Inc	63
3,970	e*	Scientific Games Corp (Class A)	84
33,426		Seagate Technology, Inc	700
16,448	m,v*	Seagate Technology, Inc	0
1,100	*	Semitool, Inc	9
1,525	e*	Sigma Designs, Inc	35
409	e*	Silicon Graphics, Inc	5
4,015	e*	SourceForge, Inc	8
3,183		SPX Corp	334
800		Standex International Corp	18
1,945	e*	STEC, Inc	12
341	*	T-3 Energy Services, Inc	15
1,000	e*	Tecumseh Products Co (Class A)	31
1,200		Tennant Co	48
11,006	*	Teradata Corp	243
6,400	*	Terex Corp	400
5,313		Timken Co	158
2,458	e	Toro Co	102
11,044		Trane, Inc	507
881	e*	TurboChef Technologies, Inc	6
562	e	Twin Disc, Inc	9
1,608	*	Ultratech, Inc	15
7,805	*	Varian Medical Systems, Inc	366
3,790	e*	VeriFone Holdings, Inc	60
1,482	e	Watsco, Inc	61
13,792	*	Western Digital Corp	373
4,050		Woodward Governor Co	108
4,449	*	Zebra Technologies Corp (Class A)	148

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	66,266

INSTRUMENTS AND RELATED PRODUCTS - 4.89%
1,214	e*	Abaxis, Inc	28
1,059	e*	Abiomed, Inc	14
1,020	e*	Accuray, Inc	8
3,672	e*	Advanced Medical Optics, Inc	75
4,200	*	Affymetrix, Inc	73
22,300	*	Agilent Technologies, Inc	665
3,618	e*	Align Technology, Inc	40
18,654		Allergan, Inc	1,052
4,631	e*	American Medical Systems Holdings, Inc	66

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

543	e	American Science & Engineering, Inc	$30
928		Analogic Corp	62
1,600	e*	Anaren, Inc	20
1,310	*	Angiodynamics, Inc	15
10,226		Applera Corp (Applied Biosystems Group)	336
1,673	e*	Applied Energetics, Inc	3
600	e*	Argon ST, Inc	10
1,690	e*	Arthrocare Corp	56
1,087	e*	Aspect Medical Systems, Inc	7
742	e	Badger Meter, Inc	32
6,333		Bard (C.R.), Inc	611
39,457		Baxter International, Inc	2,281
3,852		Beckman Coulter, Inc	249
14,682		Becton Dickinson & Co	1,260
1,200	*	Bio-Rad Laboratories, Inc (Class A)	107
80,839	*	Boston Scientific Corp	1,040
3,985	*	Bruker BioSciences Corp	61
711	e*	Cantel Medical Corp	8
2,899	e*	Cepheid, Inc	71
1,500	e	Cohu, Inc	24
1,940	*	Conmed Corp	50
2,727	e	Cooper Cos, Inc	94
29,991		Covidien Ltd	1,327
5,665	e*	Credence Systems Corp	10
829	e*	Cutera, Inc	11
1,543	e*	Cyberonics, Inc	22
475	e*	Cynosure, Inc (Class A)	10
14,675		Danaher Corp	1,116
800		Datascope Corp	33
9,184		Dentsply International, Inc	355
1,255	*	Dionex Corp	97
2,562		DRS Technologies, Inc	149
462	*	Eagle Test Systems, Inc	5
17,610	e*	Eastman Kodak Co	311
47,846		Emerson Electric Co	2,462
1,718	e*	ESCO Technologies, Inc	68
1,694	*	Esterline Technologies Corp	85
2,690	e*	ev3, Inc	22
833	*	Excel Technology, Inc	22
910	e*	FARO Technologies, Inc	28
2,156	e*	FEI Co	47
8,364	e*	Flir Systems, Inc	252
2,946	e*	Formfactor, Inc	56
2,463	e*	Fossil, Inc	75
7,072	e	Garmin Ltd	382
1,733	*	Haemonetics Corp	103
6,971	e*	Hologic, Inc	388
919	e*	ICU Medical, Inc	26
1,260	e*	I-Flow Corp	18
1,400	*	II-VI, Inc	53
3,212	e*	Illumina, Inc	244
1,332	e*	Integra LifeSciences Holdings Corp	58
2,229	*	Intuitive Surgical, Inc	723
2,044	e	Invacare Corp	46
4,300	e*	ION Geophysical Corp	59
1,741	e*	Itron, Inc	157
2,194	*	Ixia	17
175,790		Johnson & Johnson	11,403
520	e*	Kensey Nash Corp	15
11,224		Kla-Tencor Corp	416

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,660	e*	L-1 Identity Solutions, Inc	$49
4,233	e*	LTX Corp	13
800	e*	Masimo Corp	21
742	*	Measurement Specialties, Inc	13
873	*	Medical Action Industries, Inc	14
69,246		Medtronic, Inc	3,349
1,802	e	Mentor Corp	46
1,469	*	Merit Medical Systems, Inc	23
2,275	*	Mettler-Toledo International, Inc	221
935	e*	Micrus Endovascular Corp	12
3,307	*	Millipore Corp	223
1,789	e	Mine Safety Appliances Co	74
3,076	*	MKS Instruments, Inc	66
1,178		Movado Group, Inc	23
1,408		MTS Systems Corp	45
3,725		National Instruments Corp	97
1,185	e*	Natus Medical, Inc	22
2,159	e*	Newport Corp	24
710	e*	Northstar Neuroscience, Inc	1
2,136	*	NuVasive, Inc	74
794	e*	NxStage Medical, Inc	3
1,010	*	Orthofix International NV	40
246	e*	OYO Geospace Corp	11
1,140	e*	Palomar Medical Technologies, Inc	17
7,339		PerkinElmer, Inc	178
13,441		Pitney Bowes, Inc	471
4,869	e*	Resmed, Inc	205
1,200	*	Riskmetrics Group, Inc	23
9,843		Rockwell Collins, Inc	563
2,074	*	Rofin-Sinar Technologies, Inc	93
5,330		Roper Industries, Inc	317
1,464	e*	Rudolph Technologies, Inc	14
3,325	e*	Sirf Technology Holdings, Inc	17
1,080	e*	Sirona Dental Systems, Inc	29
1,640	e*	Sonic Innovations, Inc	8
1,305	e*	Sonic Solutions, Inc	13
957	*	SonoSite, Inc	27
1,958	*	Spectranetics Corp	16
20,694	*	St. Jude Medical, Inc	894
3,970		STERIS Corp	107
18,195		Stryker Corp	1,184
2,227	*	Symmetry Medical, Inc	37
2,400	*	Techne Corp	162
2,183	*	Teledyne Technologies, Inc	103
9,702	*	Teradyne, Inc	120
25,428	*	Thermo Electron Corp	1,445
3,422	e*	Thoratec Corp	49
7,398	e*	Trimble Navigation Ltd	212
1,810	*	Varian, Inc	105
1,820	e*	Veeco Instruments, Inc	30
828	e*	Vital Images, Inc	12
666		Vital Signs, Inc	34
3,486	*	Vivus, Inc	21
1,469	*	Volcano Corp	18
6,179	*	Waters Corp	344
2,200	*	Wright Medical Group, Inc	53
57,344		Xerox Corp	858
1,200	e*	X-Rite, Inc	7
14,238	*	Zimmer Holdings, Inc	1,109
1,200	e*	Zoll Medical Corp	32

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,176	e*	Zygo Corp	$15

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	42,525

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
17,963		AON Corp	722
6,834		Brown & Brown, Inc	119
2,076	e*	Crawford & Co (Class B)	11
5,300	e	Gallagher (Arthur J.) & Co	125
19,073		Hartford Financial Services Group, Inc	1,445
2,336		Hilb Rogal & Hobbs Co	74
31,591		Marsh & McLennan Cos, Inc	769
2,320	e	National Financial Partners Corp	52
700	*	Triple-S Management Corp (Class B)	12
1,515	*	United America Indemnity Ltd (Class A)	29
557		White Mountains Insurance Group Ltd	267

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,625

INSURANCE CARRIERS - 4.17%
19,993		ACE Ltd	1,101
30,944		Aetna, Inc	1,302
29,517		Aflac, Inc	1,917
2,273		Alfa Corp	50
244	e*	Alleghany Corp	84
3,614		Allied World Assurance Holdings Ltd	143
34,358		Allstate Corp	1,651
6,238	e	Ambac Financial Group, Inc	36
3,620	e	American Equity Investment Life Holding Co	34
5,031		American Financial Group, Inc	129
135,311		American International Group, Inc	5,852
915		American National Insurance Co	98
978		American Physicians Capital, Inc	45
2,840	*	AMERIGROUP Corp	78
1,131	*	Amerisafe, Inc	14
1,541	e	Amtrust Financial Services, Inc	25
3,110	*	Arch Capital Group Ltd	214
1,571	*	Argo Group International Holdings Ltd	56
5,006		Aspen Insurance Holdings Ltd	132
7,407		Assurant, Inc	451
4,150	e	Assured Guaranty Ltd	99
9,401		Axis Capital Holdings Ltd	319
625	e	Baldwin & Lyons, Inc (Class B)	16
2,823	*	Centene Corp	39
22,561		Chubb Corp	1,116
9,813		Cincinnati Financial Corp	373
2,162	e*	Citizens, Inc	14
1,743	e	CNA Financial Corp	45
1,100	*	CNA Surety Corp	17
3,273	e	Commerce Group, Inc	118
10,017	*	Conseco, Inc	102
454	e*	Darwin Professional Underwriters, Inc	10
2,592		Delphi Financial Group, Inc (Class A)	76
850		Donegal Group, Inc (Class A)	15
168	e	EMC Insurance Group, Inc	5
3,600		Employers Holdings, Inc	67
3,475		Endurance Specialty Holdings Ltd	127
426	e*	Enstar Group Ltd	47
2,757		Erie Indemnity Co (Class A)	141
3,668		Everest Re Group Ltd	328

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

881		FBL Financial Group, Inc (Class A)	$25
13,156	e	Fidelity National Title Group, Inc (Class A)	241
1,175	e*	First Acceptance Corp	3
5,326		First American Corp	181
763	*	First Mercury Financial Corp	13
869		Flagstone Reinsurance Holdings Ltd	11
558	e*	Fpic Insurance Group, Inc	26
26,613		Genworth Financial, Inc (Class A)	603
540	e*	Greenlight Capital Re Ltd (Class A)	10
3,274		Hanover Insurance Group, Inc	135
839		Harleysville Group, Inc	30
7,008		HCC Insurance Holdings, Inc	159
6,861	*	Health Net, Inc	211
1,750	*	HealthExtras, Inc	43
2,916	*	Healthspring, Inc	41
2,970		Horace Mann Educators Corp	52
10,277	*	Humana, Inc	461
423	e	Independence Holding Co	5
936		Infinity Property & Casualty Corp	39
2,835		IPC Holdings Ltd	79
314		Kansas City Life Insurance Co	15
614	e	LandAmerica Financial Group, Inc	24
10,028	e	Leucadia National Corp	453
16,569	*	Lincoln National Corp	862
26,151		Loews Corp	1,052
608	*	Markel Corp	268
3,703	e	Max Re Capital Ltd	97
12,809	e	MBIA, Inc	157
1,665		Meadowbrook Insurance Group, Inc	13
1,767		Mercury General Corp	78
28,848		Metlife, Inc	1,738
5,088	e	MGIC Investment Corp	54
742	e	Midland Co	48
720	e*	Molina Healthcare, Inc	18
6,148	e	Montpelier Re Holdings Ltd	99
224	e	National Interstate Corp	5
154		National Western Life Insurance Co (Class A)	33
3,152		Nationwide Financial Services, Inc (Class A)	149
838	*	Navigators Group, Inc	46
376	e	NYMAGIC, Inc	9
1,658	e	Odyssey Re Holdings Corp	61
14,152		Old Republic International Corp	183
1,314	e	OneBeacon Insurance Group Ltd	25
3,527		PartnerRe Ltd	269
3,636	*	Philadelphia Consolidated Holding Co	117
7,094		Phoenix Cos, Inc	87
3,659		Platinum Underwriters Holdings Ltd	119
1,846	e*	PMA Capital Corp (Class A)	16
5,465	e	PMI Group, Inc	32
1,393		Presidential Life Corp	24
2,793	e*	Primus Guaranty Ltd	10
16,376	e	Principal Financial Group	912
2,003	*	ProAssurance Corp	108
42,636		Progressive Corp	685
4,294		Protective Life Corp	174
26,532		Prudential Financial, Inc	2,076
5,032	e	Radian Group, Inc	33
1,105	e*	RAM Holdings Ltd	3
1,878	e	Reinsurance Group Of America, Inc	102
4,289		RenaissanceRe Holdings Ltd	223

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,157	e	RLI Corp	$57
5,694		Safeco Corp	250
784		Safety Insurance Group, Inc	27
999	*	SeaBright Insurance Holdings, Inc	15
1,469	e,v	Security Capital Assurance Ltd	1
3,600		Selective Insurance Group, Inc	86
2,873		Stancorp Financial Group, Inc	137
913	e	State Auto Financial Corp	27
1,214	e	Stewart Information Services Corp	34
5,527		Torchmark Corp	332
1,074		Tower Group, Inc	27
1,735		Transatlantic Holdings, Inc	115
37,718		Travelers Cos, Inc	1,805
648	e*	Triad Guaranty, Inc	3
1,337		United Fire & Casualty Co	50
75,578		UnitedHealth Group, Inc	2,597
2,795		Unitrin, Inc	99
2,474	*	Universal American Financial Corp	26
21,288		UnumProvident Corp	469
1,000		Validus Holdings Ltd	23
9,731		W.R. Berkley Corp	269
2,485	*	WellCare Health Plans, Inc	97
11,131		XL Capital Ltd (Class A)	329
2,375		Zenith National Insurance Corp	85

		TOTAL INSURANCE CARRIERS	36,291

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
3,103	e*	Geo Group, Inc	88

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	88

LEATHER AND LEATHER PRODUCTS - 0.11%
21,007	*	Coach, Inc	633
4,890	e*	CROCS, Inc	85
1,554	e*	Genesco, Inc	36
3,106	e*	Iconix Brand Group, Inc	54
1,333	e*	Steven Madden Ltd	23
2,878	e*	Timberland Co (Class A)	40
378	e	Weyco Group, Inc	11
3,523		Wolverine World Wide, Inc	102

		TOTAL LEATHER AND LEATHER PRODUCTS	984

LEGAL SERVICES - 0.03%
2,772	e*	FTI Consulting, Inc	197
714	e*	Pre-Paid Legal Services, Inc	30

		TOTAL LEGAL SERVICES	227

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
564	e*	Emergency Medical Services Corp (Class A)	14

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	14

LUMBER AND WOOD PRODUCTS - 0.02%
660	e	American Woodmark Corp	14
4,900	e*	Champion Enterprises, Inc	49
742	e	Deltic Timber Corp	41
6,361	e	Louisiana-Pacific Corp	58

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

442		Skyline Corp	$12
979	e	Universal Forest Products, Inc	32

		TOTAL LUMBER AND WOOD PRODUCTS	206

METAL MINING - 0.55%
3,583	e*	Apex Silver Mines Ltd	43
2,557	e	Cleveland-Cliffs, Inc	306
28,976	e*	Coeur d’Alene Mines Corp	117
2,939		Foundation Coal Holdings, Inc	148
23,022		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,215
7,406	e*	Hecla Mining Co	83
25,755		Newmont Mining Corp	1,167
1,620	e*	Patriot Coal Corp	76
3,261	e*	Rosetta Resources, Inc	64
1,440	e	Royal Gold, Inc	43
1,718	e*	ShengdaTech, Inc	15
4,398	e	Southern Copper Corp	457
1,968	e*	Stillwater Mining Co	30
2,888	e*	Uranium Resources, Inc	17
2,885	e*	US Gold Corp	7

		TOTAL METAL MINING	4,788

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.34%
988		Armstrong World Industries, Inc	35
1,544		Blyth, Inc	30
4,691		Callaway Golf Co	69
2,087	e	Daktronics, Inc	37
8,981	e	Fortune Brands, Inc	624
8,850		Hasbro, Inc	247
1,657	e*	Jakks Pacific, Inc	46
1,066	e	Marine Products Corp	9
21,926		Mattel, Inc	436
2,137	e	Nautilus, Inc	7
1,217	*	RC2 Corp	26
700	*	Russ Berrie & Co, Inc	10
2,343	e*	Shuffle Master, Inc	13
467	e*	Steinway Musical Instruments, Inc	13
29,991		Tyco International Ltd	1,321

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,923

MISCELLANEOUS RETAIL - 1.35%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	11
872	*	AC Moore Arts & Crafts, Inc	6
18,372	*	Amazon.com, Inc	1,310
3,240	e	Barnes & Noble, Inc	99
20,715	e	Best Buy Co, Inc	859
1,412	e	Big 5 Sporting Goods Corp	12
1,004	e*	Blue Nile, Inc	54
921	e	Books-A-Million, Inc	8
3,769	e	Borders Group, Inc	22
968	e*	Build-A-Bear Workshop, Inc	9
2,068	e*	Cabela’s, Inc	29
2,000		Cash America International, Inc	73
3,306	e*	CKX, Inc	31
3,853	e*	Coldwater Creek, Inc	19
89,082		CVS Corp	3,609
4,676	e*	Dick’s Sporting Goods, Inc	125

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,066	*	Dollar Tree, Inc	$140
2,322	*	Ezcorp, Inc (Class A)	29
1,606	*	GSI Commerce, Inc	21
2,439	e*	Hibbett Sports, Inc	38
2,107	e	Longs Drug Stores Corp	89
2,547		MSC Industrial Direct Co (Class A)	108
2,071	e*	Nutri/System, Inc	31
16,820	*	Office Depot, Inc	186
4,584		OfficeMax, Inc	88
840	e*	Overstock.com, Inc	10
7,407		Petsmart, Inc	151
2,296	e*	Priceline.com, Inc	277
811	e	Pricesmart, Inc	22
37,701	e*	Rite Aid Corp	111
4,139	e*	Sears Holdings Corp	423
895	e*	Shutterfly, Inc	13
1,250	e*	Stamps.com, Inc	13
43,747		Staples, Inc	967
461	e	Systemax, Inc	6
7,640		Tiffany & Co	320
1,504	e*	Valuevision International, Inc (Class A)	8
60,406		Walgreen Co	2,301
1,783		World Fuel Services Corp	50
3,026	e*	Zale Corp	60
933	e*	Zumiez, Inc	15

		TOTAL MISCELLANEOUS RETAIL	11,753

MOTION PICTURES - 1.01%
2,781	e*	Avid Technology, Inc	68
12,560	e*	Blockbuster, Inc (Class A)	41
840	e	Carmike Cinemas, Inc	9
36,387		CBS Corp (Class B)	803
1,605	e	Cinemark Holdings, Inc	21
17,200	*	Discovery Holding Co (Class A)	365
4,014	*	DreamWorks Animation SKG, Inc (Class A)	103
1,016	e*	Gaiam, Inc (Class A)	18
3,427	e*	Macrovision Corp	46
2,600		National CineMedia, Inc	58
137,203		News Corp (Class A)	2,573
3,910	e	Regal Entertainment Group (Class A)	75
8,960	e*	Time Warner Telecom, Inc (Class A)	139
215,299		Time Warner, Inc	3,018
36,654	*	Viacom, Inc (Class B)	1,452

		TOTAL MOTION PICTURES	8,789

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00%**
1,793	e*	Premier Exhibitions, Inc	11

		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	11

NONDEPOSITORY INSTITUTIONS - 1.13%
4,592		Advance America Cash Advance Centers, Inc	35
2,254	e	Advanta Corp (Class B)	16
2,400	e*	Alternative Asset Management Acquisition Corp	23
11,423	e	American Capital Strategies Ltd	390
62,750	*	American Express Co	2,743
6,944	e*	AmeriCredit Corp	70
3,510		Ares Capital Corp	44

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,170	*	Ares Capital Corp	$1
645	e	Asta Funding, Inc	9
2,000	e*	Boise, Inc	13
23,823	e	Capital One Financial Corp	1,173
9,101	e	CapitalSource, Inc	88
3,111	e	Centerline Holding Co	13
2,000	e	Chimera Investment Corp	25
11,733		CIT Group, Inc	139
1,233	e*	CompuCredit Corp	11
34,953		Countrywide Financial Corp	192
611	e*	Credit Acceptance Corp	9
28,435		Discover Financial Services	465
966	e*	Encore Capital Group, Inc	7
58,821		Fannie Mae	1,548
591	e	Federal Agricultural Mortgage Corp (Class C)	15
1,621	e	Financial Federal Corp	35
1,630	e*	First Cash Financial Services, Inc	17
3,742	e	First Marblehead Corp	28
39,767		Freddie Mac	1,007
3,300	e	GLG Partners, Inc	39
2,159	e*	Guaranty Financial Group, Inc	23
1,426		Hercules Technology Growth Capital, Inc	15
1,938	e*	Information Services Group, Inc	10
2,956	e*	INVESTools, Inc	32
893		Kohlberg Capital Corp	9
2,305	e*	Marathon Acquisition Corp	18
3,210	e	MCG Capital Corp	29
458	*	MCG Capital Corp	—	^
700	e*	Mercadolibre, Inc	28
1,165	e	Nelnet, Inc (Class A)	14
812	e*	NewStar Financial, Inc	4
1,181	e	NGP Capital Resources Co	19
1,557	e*	NTR Acquisition Co	15
2,600	e*	Ocwen Financial Corp	12
1,115	e	Patriot Capital Funding, Inc	12
3,083	*	PHH Corp	54
29,569		SLM Corp	454
258		Student Loan Corp	26
15,252		Textron, Inc	845
8,031	e	Thornburg Mortgage, Inc	9
1,200	e	TICC Capital Corp	9
1,332	e*	World Acceptance Corp	42

		TOTAL NONDEPOSITORY INSTITUTIONS	9,834

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
1,482	e	AMCOL International Corp	46
2,075		Compass Minerals International, Inc	122
2,908	e*	General Moly, Inc	23
6,159	e	Vulcan Materials Co	409

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	600

OIL AND GAS EXTRACTION - 3.93%
27,885		Anadarko Petroleum Corp	1,758
568	e	APCO Argentina, Inc	15
2,190	*	Arena Resources, Inc	85
1,428	e	Atlas America, Inc	86
1,212	*	ATP Oil & Gas Corp	40
1,492	*	Atwood Oceanics, Inc	137

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

19,411		Baker Hughes, Inc	$1,330
2,507	e*	Basic Energy Services, Inc	55
2,505	e	Berry Petroleum Co (Class A)	116
1,840	e*	Bill Barrett Corp	87
18,047		BJ Services Co	514
905	*	Bois d’Arc Energy, Inc	19
2,914	e*	Brigham Exploration Co	18
1,573	*	Bronco Drilling Co, Inc	25
2,632	e*	Cal Dive International, Inc	27
1,319	e*	Callon Petroleum Co	24
13,356	*	Cameron International Corp	556
1,285	e*	Carrizo Oil & Gas, Inc	76
3,135	e*	Cheniere Energy, Inc	62
29,492	e	Chesapeake Energy Corp	1,361
5,089	e	Cimarex Energy Co	279
1,794	*	CNX Gas Corp	58
2,526	*	Complete Production Services, Inc	58
2,751	*	Comstock Resources, Inc	111
1,300	*	Concho Resources, Inc	33
811	*	Contango Oil & Gas Co	52
1,798	*	Continental Resources, Inc	57
474	e*	Dawson Geophysical Co	32
4,024	e*	Delta Petroleum Corp	91
15,200	*	Denbury Resources, Inc	434
4,143	e	Diamond Offshore Drilling, Inc	482
1,723	e*	Edge Petroleum Corp	7
3,307	*	Encore Acquisition Co	133
2,129	*	Energy Partners Ltd	20
9,113		ENSCO International, Inc	571
7,432		Equitable Resources, Inc	438
3,362	e*	EXCO Resources, Inc	62
3,794	e*	Exterran Holdings, Inc	245
4,816	*	Forest Oil Corp	236
2,157	e*	FX Energy, Inc	9
1,949	e*	GeoGlobal Resources, Inc	5
424	*	Geokinetics, Inc	8
5,603	*	Global Industries Ltd	90
515	*	GMX Resources, Inc	18
939	e*	Goodrich Petroleum Corp	28
11,559	e*	Grey Wolf, Inc	78
853	e*	Gulfport Energy Corp	9
55,213		Halliburton Co	2,172
2,496	e*	Harvest Natural Resources, Inc	30
5,725	e*	Helix Energy Solutions Group, Inc	180
6,324		Helmerich & Payne, Inc	296
4,994	*	Hercules Offshore, Inc	125
597	e	Kayne Anderson Energy Development Co	15
5,069	e*	Mariner Energy, Inc	137
1,692	e*	McMoRan Exploration Co	29
6,041	*	Meridian Resource Corp	9
16,719	e*	Nabors Industries Ltd	565
21,380	*	National Oilwell Varco, Inc	1,248
5,171	e*	Newpark Resources, Inc	26
16,276		Noble Corp	808
3,462	*	Oceaneering International, Inc	218
6,456	e*	Oilsands Quest, Inc	25
2,048	*	Parallel Petroleum Corp	40
6,555	e*	Parker Drilling Co	42
9,595	e	Patterson-UTI Energy, Inc	251
2,296		Penn Virginia Corp	101

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

361	m,v	Petrocorp, Inc	$0
10,359	e*	PetroHawk Energy Corp	209
1,000	*	Petroleum Development Corp	69
2,768	e*	Petroquest Energy, Inc	48
2,681	e*	Pioneer Drilling Co	43
7,624		Pioneer Natural Resources Co	374
6,752	*	Plains Exploration & Production Co	359
10,147	*	Pride International, Inc	355
6,592	e*	Quicksilver Resources, Inc	241
9,058		Range Resources Corp	575
6,354		Rowan Cos, Inc	262
1,462	e	RPC, Inc	22
71,170	*	Schlumberger Ltd	6,192
1,453	e*	SEACOR Holdings, Inc	124
12,286		Smith International, Inc	789
20,810	*	Southwestern Energy Co	701
3,800		St. Mary Land & Exploration Co	146
1,752	*	Stone Energy Corp	92
5,008	e*	Sulphco, Inc	21
5,049	*	Superior Energy Services	200
615	e*	Superior Offshore International, Inc	2
720	e*	Superior Well Services, Inc	16
1,701	e*	Swift Energy Co	76
4,457	e*	Tetra Technologies, Inc	71
3,448	e	Tidewater, Inc	190
942	e*	Toreador Resources Corp	7
18,659		Transocean, Inc	2,523
755	e*	Trico Marine Services, Inc	29
1,841	e*	TXCO Resources, Inc	23
500	*	Union Drilling, Inc	9
2,793	*	Unit Corp	158
3,680	e*	Vaalco Energy, Inc	18
764	*	Venoco, Inc	9
1,693		W&T Offshore, Inc	58
3,436	*	Warren Resources, Inc	41
20,642	*	Weatherford International Ltd	1,496
1,989	e*	W-H Energy Services, Inc	137
2,386	*	Whiting Petroleum Corp	154
2,395	e*	Willbros Group, Inc	73
30,726		XTO Energy, Inc	1,901

		TOTAL OIL AND GAS EXTRACTION	34,165

PAPER AND ALLIED PRODUCTS - 0.45%
2,993	e	AbitibiBowater, Inc	39
6,403	e	Bemis Co	163
2,317	*	Buckeye Technologies, Inc	26
3,345	e*	Cenveo, Inc	35
1,356	e	Chesapeake Corp	7
26,945	e*	Domtar Corporation	184
2,970		Glatfelter	45
4,634	e*	Graphic Packaging Holding Co	14
2,066		Greif, Inc (Class A)	140
25,943		International Paper Co	706
25,507		Kimberly-Clark Corp	1,646
11,293		MeadWestvaco Corp	307
1,971	e*	Mercer International, Inc	14
1,075		Neenah Paper, Inc	28
4,643		Packaging Corp of America	104
1,984		Rock-Tenn Co (Class A)	59

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,040		Schweitzer-Mauduit International, Inc	$24
15,753	*	Smurfit-Stone Container Corp	121
6,153		Sonoco Products Co	176
6,477	e	Temple-Inland, Inc	82
3,174	e	Wausau Paper Corp	26

		TOTAL PAPER AND ALLIED PRODUCTS	3,946

PERSONAL SERVICES - 0.14%
8,286		Cintas Corp	236
2,067	*	Coinstar, Inc	58
316	e	CPI Corp	5
1,405		G & K Services, Inc (Class A)	50
19,744		H&R Block, Inc	410
2,055	e	Jackson Hewitt Tax Service, Inc	24
2,615		Regis Corp	72
5,024	e*	Sally Beauty Holdings, Inc	35
16,197		Service Corp International	164
1,036	e*	Steiner Leisure Ltd	34
864		Unifirst Corp	32
2,092		Weight Watchers International, Inc	97

		TOTAL PERSONAL SERVICES	1,217

PETROLEUM AND COAL PRODUCTS - 7.54%
783	e	Alon USA Energy, Inc	12
19,952		Apache Corp	2,411
3,437		Ashland, Inc	163
5,926		Cabot Oil & Gas Corp	301
130,378		Chevron Corp	11,129
98,677		ConocoPhillips	7,520
1,100	*	CVR Energy, Inc	25
683	e	Delek US Holdings, Inc	9
26,923		Devon Energy Corp	2,809
14,662		EOG Resources, Inc	1,759
324,675		Exxon Mobil Corp	27,461
6,733		Frontier Oil Corp	184
2,769	e*	Headwaters, Inc	37
16,701		Hess Corp	1,473
2,772		Holly Corp	120
43,454		Marathon Oil Corp	1,981
11,508		Murphy Oil Corp	945
7,953	*	Newfield Exploration Co	420
10,456		Noble Energy, Inc	761
50,213	*	Occidental Petroleum Corp	3,674
1,700	e*	SandRidge Energy, Inc	67
7,430		Sunoco, Inc	390
8,359	e	Tesoro Corp	251
33,085		Valero Energy Corp	1,625
1,100	e	WD-40 Co	37
1,509	e	Western Refining, Inc	20

		TOTAL PETROLEUM AND COAL PRODUCTS	65,584

PIPELINES, EXCEPT NATURAL GAS - 0.10%
38,633		Spectra Energy Corp	879

		TOTAL PIPELINES, EXCEPT NATURAL GAS	879

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

PRIMARY METAL INDUSTRIES - 1.15%
6,455	e	AK Steel Holding Corp	$351
49,079		Alcoa, Inc	1,770
6,314		Allegheny Technologies, Inc	451
2,599		Belden CDT, Inc	92
1,200	e*	Brush Engineered Materials, Inc	31
2,912		Carpenter Technology Corp	163
1,483	e*	Century Aluminum Co	98
528	e*	Coleman Cable, Inc	6
4,100	e*	CommScope, Inc	143
94,706		Corning, Inc	2,277
1,511	e	Encore Wire Corp	27
12	e*	Esmark, Inc	—	^
3,250	e*	General Cable Corp	192
1,633		Gibraltar Industries, Inc	19
718	e*	Haynes International, Inc	39
3,639		Hubbell, Inc (Class B)	159
659	*	LB Foster Co (Class A)	28
1,977		Matthews International Corp (Class A)	95
2,431		Mueller Industries, Inc	70
538	*	Northwest Pipe Co	23
18,055		Nucor Corp	1,223
529	e	Olympic Steel, Inc	24
8,421		Precision Castparts Corp	860
2,169	e	Quanex Corp	112
1,496	e*	RTI International Metals, Inc	68
1,362		Schnitzer Steel Industries, Inc (Class A)	97
10,384		Steel Dynamics, Inc	343
1,141	*	Superior Essex, Inc	32
1,597	e	Texas Industries, Inc	96
4,472	e	Titanium Metals Corp	67
1,864	e	Tredegar Corp	34
7,234		United States Steel Corp	918
400	e*	Universal Stainless & Alloy	12
4,206	e	Worthington Industries, Inc	71

		TOTAL PRIMARY METAL INDUSTRIES	9,991

PRINTING AND PUBLISHING - 0.39%
2,726	e*	ACCO Brands Corp	37
1,036	e	AH Belo Corp (Class A)	12
3,442	e	American Greetings Corp (Class A)	64
5,182		Belo (A.H.) Corp (Class A)	55
2,400		Bowne & Co, Inc	37
734	*	Consolidated Graphics, Inc	41
594	e	Courier Corp	15
269		CSS Industries, Inc	9
600	*	Dolan Media Co	12
3,452		Dun & Bradstreet Corp	281
1,693		Ennis, Inc	28
5,407	e	EW Scripps Co (Class A)	227
14,354	e	Gannett Co, Inc	417
821	e	GateHouse Media, Inc	5
3,041	e	Harte-Hanks, Inc	42
3,097		John Wiley & Sons, Inc (Class A)	123
2,807	e	Journal Communications, Inc (Class A)	21
2,965	e	Lee Enterprises, Inc	30
1,522	e*	Martha Stewart Living Omnimedia, Inc (Class A)	11
2,758	e	McClatchy Co (Class A)	29
19,292		McGraw-Hill Cos, Inc	713
1,489		Media General, Inc (Class A)	21

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,078		Meredith Corp	$118
800	*	MSCI, Inc	24
514	e	Multi-Color Corp	11
8,530	e	New York Times Co (Class A)	161
945	e*	Playboy Enterprises, Inc (Class B)	8
2,715	e	Primedia, Inc	20
4,232	e*	R.H. Donnelley Corp	21
13,466		R.R. Donnelley & Sons Co	408
977	e	Schawk, Inc	16
1,473	e*	Scholastic Corp	45
1,179	e	Standard Register Co	9
4,875	v*	Sun-Times Media Group, Inc (Class A)	3
3,018	e*	Valassis Communications, Inc	33
2,630	e*	VistaPrint Ltd	92
356		Washington Post Co (Class B)	235

		TOTAL PRINTING AND PUBLISHING	3,434

RAILROAD TRANSPORTATION - 0.80%
21,487		Burlington Northern Santa Fe Corp	1,982
24,648		CSX Corp	1,382
1,450	*	Genesee & Wyoming, Inc (Class A)	50
4,812	e*	Kansas City Southern Industries, Inc	193
23,654		Norfolk Southern Corp	1,285
16,285		Union Pacific Corp	2,042

		TOTAL RAILROAD TRANSPORTATION	6,934

REAL ESTATE - 0.12%
10,114	e*	CB Richard Ellis Group, Inc (Class A)	219
378	e	Consolidated-Tomoka Land Co	21
2,100	e	DuPont Fabros Technology, Inc	35
4,444	e	Forest City Enterprises, Inc (Class A)	164
2,159	e*	Forestar Real Estate Group, Inc	54
660	e*	FX Real Estate and Entertainment, Inc	4
330	e*	FX Real Estate and Entertainment, Inc	—	^
982		Grubb & Ellis Co	7
2,306	e	Jones Lang LaSalle, Inc	178
1,663	e*	LoopNet, Inc	21
5,578	e	St. Joe Co	239
7,137	e	Stewart Enterprises, Inc (Class A)	46
297	e*	Stratus Properties, Inc	9
1,468		Thomas Properties Group, Inc	13

		TOTAL REAL ESTATE	1,010

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.34%
464	e*	AEP Industries, Inc	14
3,774	e	Cooper Tire & Rubber Co	56
781	e*	Deckers Outdoor Corp	84
14,789	*	Goodyear Tire & Rubber Co	382
881	e*	Metabolix, Inc	10
17,073		Newell Rubbermaid, Inc	390
21,392		Nike, Inc (Class B)	1,455
1,704	e	Schulman (A.), Inc	35
9,876		Sealed Air Corp	249
809	*	Skechers U.S.A., Inc (Class A)	16
2,188	e	Spartech Corp	18
1,479	e	Titan International, Inc	45
714	e*	Trex Co, Inc	6

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,650		Tupperware Corp	$141
2,075	e	West Pharmaceutical Services, Inc	92

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,993

SECURITY AND COMMODITY BROKERS - 2.65%
14,393		Ameriprise Financial, Inc	746
7,281	e	Bear Stearns Cos, Inc	76
3,906	e	BlackRock, Inc	798
8,541		Broadridge Financial Solutions, Inc	150
1,547	e	Calamos Asset Management, Inc (Class A)	25
56,867		Charles Schwab Corp	1,071
3,272		CME Group, Inc	1,535
1,086	e	Cohen & Steers, Inc	29
7,308	*	Corrections Corp of America	201
994	e*	Cowen Group, Inc	7
800	*	Duff & Phelps Corp	14
29,534	e*	E*Trade Financial Corp	114
6,300	e	Eaton Vance Corp	192
528	e	Evercore Partners, Inc (Class A)	9
2,300	*	FBR Capital Markets Corp	15
526	*	FCStone Group, Inc	15
5,305		Federated Investors, Inc (Class B)	208
10,088		Franklin Resources, Inc	978
448	e	GAMCO Investors, Inc (Class A)	23
982		GFI Group, Inc	56
24,698		Goldman Sachs Group, Inc	4,085
1,134	e	Greenhill & Co, Inc	79
2,464	*	Interactive Brokers Group, Inc (Class A)	63
4,300	*	IntercontinentalExchange, Inc	561
25,200		Invesco Ltd	614
2,790	*	Investment Technology Group, Inc	129
10,535		Janus Capital Group, Inc	245
7,640	e	Jefferies Group, Inc	123
1,786	e*	KBW, Inc	39
5,354	*	Knight Capital Group, Inc (Class A)	87
3,465	e*	LaBranche & Co, Inc	15
6,023	e*	Ladenburg Thalmann Financial Services, Inc	11
3,156	e	Lazard Ltd (Class A)	121
8,021		Legg Mason, Inc	449
32,081	e	Lehman Brothers Holdings, Inc	1,208
1,518	e*	MarketAxess Holdings, Inc	15
58,406		Merrill Lynch & Co, Inc	2,379
6,300	*	MF Global Ltd	62
63,871		Morgan Stanley	2,919
513	e*	Morningstar, Inc	31
8,485	*	Nasdaq Stock Market, Inc	328
5,636	e	Nymex Holdings, Inc	511
16,019	e	NYSE Euronext	989
2,681	e	optionsXpress Holdings, Inc	56
879	e*	Penson Worldwide, Inc	8
1,153	e*	Piper Jaffray Cos	39
5,323	e	Raymond James Financial, Inc	122
870	e	Sanders Morris Harris Group, Inc	7
7,570		SEI Investments Co	187
766	e*	Stifel Financial Corp	34
1,726	e	SWS Group, Inc	21
16,220		T Rowe Price Group, Inc	811
14,726	*	TD Ameritrade Holding Corp	243
1,322	e*	Thomas Weisel Partners Group, Inc	9

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

702	e	US Global Investors, Inc (Class A)	$9
98		Value Line, Inc	4
5,415		Waddell & Reed Financial, Inc (Class A)	174
1,311		WP Stewart & Co Ltd	3

		TOTAL SECURITY AND COMMODITY BROKERS	23,052

SOCIAL SERVICES - 0.01%
1,334	*	Bright Horizons Family Solutions, Inc	57
1,396	*	Capital Senior Living Corp	11
617	e*	Providence Service Corp	18
1,211	*	Res-Care, Inc	21

		TOTAL SOCIAL SERVICES	107

SPECIAL TRADE CONTRACTORS - 0.06%
246	e	Alico, Inc	11
1,884	*	AsiaInfo Holdings, Inc	20
1,567	e	Chemed Corp	66
2,673		Comfort Systems USA, Inc	35
2,650	*	Dycom Industries, Inc	32
3,912	*	EMCOR Group, Inc	87
1,632	e*	Insituform Technologies, Inc (Class A)	23
987	e*	Integrated Electrical Services, Inc	16
685	*	Layne Christensen Co	24
9,892	e*	Quanta Services, Inc	229

		TOTAL SPECIAL TRADE CONTRACTORS	543

STONE, CLAY, AND GLASS PRODUCTS - 0.54%
43,657		3M Co	3,455
2,068	e	Apogee Enterprises, Inc	32
1,565	e*	Cabot Microelectronics Corp	50
843	e	CARBO Ceramics, Inc	34
2,941	e	Eagle Materials, Inc	105
8,722	e	Gentex Corp	150
862		Libbey, Inc	14
5,902	e*	Owens Corning, Inc	107
9,456	*	Owens-Illinois, Inc	534
2,151	e*	US Concrete, Inc	8
5,000	e*	USG Corp	184

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,673

TEXTILE MILL PRODUCTS - 0.00%**
404	*	Heelys, Inc	2
874	e	Oxford Industries, Inc	20
905	e	Xerium Technologies, Inc	1

		TOTAL TEXTILE MILL PRODUCTS	23

TOBACCO PRODUCTS - 1.20%
127,064		Altria Group, Inc	2,821
6,549		Loews Corp (Carolina Group)	475
127,064	*	Philip Morris International, Inc	6,427
1,760	e	Universal Corp	115
9,797	e	UST, Inc	534
2,405	e	Vector Group Ltd	42

		TOTAL TOBACCO PRODUCTS	10,414

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION BY AIR - 0.41%
3,864	*	ABX Air, Inc	$11
677	e*	Air Methods Corp	33
5,873	e*	Airtran Holdings, Inc	39
2,436	e*	Alaska Air Group, Inc	48
326	*	Allegiant Travel Co	9
14,725	e*	AMR Corp	133
809	*	Atlas Air Worldwide Holdings, Inc	44
1,071	e*	Bristow Group, Inc	57
5,828	e*	Continental Airlines, Inc (Class B)	112
1,058	e	Copa Holdings S.A. (Class A)	40
18,062	*	Delta Air Lines, Inc	155
2,603	e*	ExpressJet Holdings, Inc	7
18,527		FedEx Corp	1,717
11,166	e*	JetBlue Airways Corp	65
16,113	*	Northwest Airlines Corp	145
882	e*	PHI, Inc	28
1,228	e*	Pinnacle Airlines Corp	11
2,007	*	Republic Airways Holdings, Inc	43
4,035	e	Skywest, Inc	85
44,931		Southwest Airlines Co	557
6,915	e	UAL Corp	149
4,982	*	US Airways Group, Inc	44

		TOTAL TRANSPORTATION BY AIR	3,532

TRANSPORTATION EQUIPMENT - 2.50%
1,197	e	A.O. Smith Corp	39
2,061	e*	AAR Corp	56
1,493	e*	Accuride Corp	12
418	e*	Aerovironment, Inc	9
1,438	*	Aftermarket Technology Corp	28
2,719	e	American Axle & Manufacturing Holdings, Inc	56
569	e	American Railcar Industries, Inc	12
1,306	e*	Amerigon, Inc	19
1,100	e	Arctic Cat, Inc	8
4,699	e	ArvinMeritor, Inc	59
4,871	e	Autoliv, Inc	244
5,637	*	BE Aerospace, Inc	197
47,569		Boeing Co	3,538
5,519	e*	Brunswick Corp	88
2,774	e	Clarcor, Inc	99
940	*	Comtech Group, Inc	10
3,359	e	Federal Signal Corp	47
3,728	e*	Fleetwood Enterprises, Inc	17
4,014	e*	Force Protection, Inc	8
122,889	e*	Ford Motor Co	703
809	e	Freightcar America, Inc	28
3,656	e*	GenCorp, Inc	38
24,467		General Dynamics Corp	2,040
29,499	e*	General Motors Corp	562
516	e*	GenTek, Inc	16
10,412		Genuine Parts Co	419
7,651		Goodrich Corp	440
869	e	Greenbrier Cos, Inc	23
1,580	e	Group 1 Automotive, Inc	37
14,553	e	Harley-Davidson, Inc	546
5,143		Harsco Corp	285
5,897	e*	Hayes Lemmerz International, Inc	16
1,585	e	Heico Corp	77

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,612		Kaman Corp	$46
21,339		Lockheed Martin Corp	2,119
598	*	Miller Industries, Inc	6
1,720	e	Monaco Coach Corp	16
661	e	Noble International Ltd	4
20,810		Northrop Grumman Corp	1,619
3,572	*	Orbital Sciences Corp	86
4,528		Oshkosh Truck Corp	164
22,794		Paccar, Inc	1,026
7,965	*	Pactiv Corp	209
2,188	e	Polaris Industries, Inc	90
26,752		Raytheon Co	1,728
1,983	e	Spartan Motors, Inc	17
4,145	*	Spirit Aerosystems Holdings, Inc (Class A)	92
990		Standard Motor Products, Inc	6
1,631	e	Superior Industries International, Inc	34
2,719	*	Tenneco, Inc	76
2,119	e	Thor Industries, Inc	63
723	*	TransDigm Group, Inc	27
5,080	e	Trinity Industries, Inc	135
726	e	Triumph Group, Inc	41
2,648	*	TRW Automotive Holdings Corp	62
60,026		United Technologies Corp	4,131
7,954	e*	Visteon Corp	30
2,193	e	Wabash National Corp	20
3,132		Westinghouse Air Brake Technologies Corp	118
1,944	e	Winnebago Industries, Inc	33

		TOTAL TRANSPORTATION EQUIPMENT	21,774

TRANSPORTATION SERVICES - 0.20%
1,330	e	Ambassadors Group, Inc	25
446	e	Ambassadors International, Inc	3
10,400		CH Robinson Worldwide, Inc	566
783	*	Dynamex, Inc	20
12,898	e	Expeditors International Washington, Inc	583
2,972		GATX Corp	116
2,568	*	HUB Group, Inc (Class A)	84
4,899	*	Lear Corp	127
2,500	*	Orbitz Worldwide, Inc	17
2,493		Pacer International, Inc	41
1,588	e	Ship Finance International Ltd	42
6,068		UTI Worldwide, Inc	122

		TOTAL TRANSPORTATION SERVICES	1,746

TRUCKING AND WAREHOUSING - 0.44%
1,500	e	Arkansas Best Corp	48
1,483	*	Celadon Group, Inc	14
2,934		Con-way, Inc	145
1,949	e	Forward Air Corp	69
3,489	e	Heartland Express, Inc	50
5,141	e	J.B. Hunt Transport Services, Inc	162
3,656		Landstar System, Inc	191
952	e*	Marten Transport Ltd	15
1,717	e*	Old Dominion Freight Line	55
103	e*	Patriot Transportation Holding, Inc	8
900	*	Saia, Inc	14
40,644		United Parcel Service, Inc (Class B)	2,968
200	e*	Universal Truckload Services, Inc	4

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,855	e	Werner Enterprises, Inc	$53
2,217	e*	YRC Worldwide, Inc	29

		TOTAL TRUCKING AND WAREHOUSING	3,825

WATER TRANSPORTATION - 0.30%
2,650		Alexander & Baldwin, Inc	114
2,778	e*	American Commercial Lines, Inc	44
829	e	Arlington Tankers Ltd	17
26,417		Carnival Corp	1,069
1,332	e	Double Hull Tankers, Inc	14
2,567	e	Eagle Bulk Shipping, Inc	66
2,983	e	Frontline Ltd	137
1,084	e	Genco Shipping & Trading Ltd	61
680	e	General Maritime Corp	16
2,142	e	Golar LNG Ltd	39
1,244	e*	Gulfmark Offshore, Inc	68
2,063	e	Horizon Lines, Inc (Class A)	38
1,586	e*	Hornbeck Offshore Services, Inc	72
3,407	*	Kirby Corp	194
1,036	e	Knightsbridge Tankers Ltd	28
1,459	e	Nordic American Tanker Shipping	41
2,450	e*	Odyssey Marine Exploration, Inc	13
1,898	e	Overseas Shipholding Group, Inc	133
8,396	e	Royal Caribbean Cruises Ltd	276
400	e*	TBS International Ltd (Class A)	12
2,303	e	Teekay Corp	98
800		Teekay Tankers Ltd	14
931	e*	Ultrapetrol Bahamas Ltd	9

		TOTAL WATER TRANSPORTATION	2,573

WHOLESALE TRADE-DURABLE GOODS - 0.35%
2,158	e	Agilysys, Inc	25
2,206		Applied Industrial Technologies, Inc	66
7,511	*	Arrow Electronics, Inc	253
2,819		Barnes Group, Inc	65
2,807	e*	Beacon Roofing Supply, Inc	28
691	e	BlueLinx Holdings, Inc	3
6,944		BorgWarner, Inc	299
1,739	e	Building Material Holding Corp	8
702		Castle (A.M.) & Co	19
1,444	e*	Conceptus, Inc	27
1,490	*	Digi International, Inc	17
1,195	e*	Drew Industries, Inc	29
573	e*	Hansen Medical, Inc	8
800	e	Houston Wire & Cable Co	13
4,106		IKON Office Solutions, Inc	31
8,393	*	Ingram Micro, Inc (Class A)	133
3,362	*	Insight Enterprises, Inc	59
1,758	*	Interline Brands, Inc	33
3,799	e	Knight Transportation, Inc	62
300		Lawson Products, Inc	8
5,792	*	LKQ Corp	130
2,610	e	Martin Marietta Materials, Inc	277
300	*	MWI Veterinary Supply, Inc	11
2,729		Owens & Minor, Inc	107
8,116	e*	Patterson Cos, Inc	295
2,583	e	PEP Boys-Manny Moe & Jack	26
3,009	e	Pool Corp	57

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,604	e*	PSS World Medical, Inc	$77
4,138		Reliance Steel & Aluminum Co	248
1,634	*	Solera Holdings, Inc	40
3,376	*	Tech Data Corp	111
696	e*	TomoTherapy, Inc	10
2,317	e*	Tyler Technologies, Inc	32
3,914	e	W.W. Grainger, Inc	299
2,793	e*	WESCO International, Inc	102
744	e*	West Marine, Inc	5

		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,013

WHOLESALE TRADE-NONDURABLE GOODS - 0.56%
4,181		Airgas, Inc	190
2,860	e*	Akorn, Inc	14
5,454	*	Alliance One International, Inc	33
3,382	e	Allscripts Healthcare Solutions, Inc	35
896	e	Andersons, Inc	40
1,953	e*	Bare Escentuals, Inc	46
1,671	e*	BMP Sunstone Corp	13
4,745	e	Brown-Forman Corp (Class B)	314
21,934		Cardinal Health, Inc	1,152
2,137	*	Central European Distribution Corp	124
638	e*	Core-Mark Holding Co, Inc	18
7,952		Dean Foods Co	160
8,175	*	Endo Pharmaceuticals Holdings, Inc	196
1,588	*	Fresh Del Monte Produce, Inc	58
852	e*	Green Mountain Coffee Roasters, Inc	27
2,432	e*	Hain Celestial Group, Inc	72
5,563	*	Henry Schein, Inc	319
2,657		Herbalife Ltd	126
7,953	e	Idearc, Inc	29
500	e	Kenneth Cole Productions, Inc (Class A)	8
1,430	e	K-Swiss, Inc (Class A)	23
901	e*	LSB Industries, Inc	13
231	e*	Maui Land & Pineapple Co, Inc	7
3,315	e	Men’s Wearhouse, Inc	77
1,570		Myers Industries, Inc	21
785	e	Nash Finch Co	27
3,094		Nu Skin Enterprises, Inc (Class A)	56
1,009	e*	Nuco2, Inc	28
804	*	Perry Ellis International, Inc	17
1,539	e*	School Specialty, Inc	49
2,212	e*	Source Interlink Cos, Inc	4
1,382		Spartan Stores, Inc	29
37,500		Sysco Corp	1,088
5,668	e*	Terra Industries, Inc	201
2,117	e*	Tractor Supply Co	84
2,582	e*	United Natural Foods, Inc	48
1,202	*	United Stationers, Inc	57
423	e	Valhi, Inc	10
849	e*	Volcom, Inc	17
1,325	e	Zep, Inc	21

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,851

		TOTAL COMMON STOCKS (Cost $641,321)	867,578

See Notes to Statement of Investments

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES	COMPANY	VALUE (000)

SHORT-TERM INVESTMENTS - 11.12%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.12%
96,818,053	State Street Navigator Securities Lending Prime Portfolio	$96,818

	TOTAL SHORT-TERM INVESTMENTS (Cost $96,818)	96,818

	TOTAL PORTFOLIO - 110.80% (Cost $738,139)	964,396
	OTHER ASSETS & LIABILITIES, NET - (10.80)%	(94,013)

	NET ASSETS - 100.00%	$870,383

*	Non-income producing.

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

Cost amounts are in thousands.

At March 31, 2008, the unrealized depreciation on investments was $226,257,833, consisting of gross unrealized appreciation of $323,688,829 and gross unrealized depreciation of $97,430,996.

See Notes to Statement of Investments

NOTES TO STATEMENT OF INVESTMENTS (unaudited)

TIAA SEPARATE ACCOUNT VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP), which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service, which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Investments in registered investment companies are valued at net asset value on the valuation date.

Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Management Committee.

Accounting for investments: Security transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are based on the identified cost basis.

NOTES TO STATEMENT OF INVESTMENTS (unaudited) (continued)

Securities lending: The Account may lend portfolio securities to qualified financial institutions and brokers. By lending investment securities, the Account attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statement of Operations. The value of the loaned securities and the liability related to the cash collateral received are reflected on the Statement of Assets and Liabilities. The loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. All cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

Futures contracts: The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk in investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

NOTES TO STATEMENT OF INVESTMENTS (unaudited) (concluded)

Investment transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Fair value measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Account’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$964,396,589	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$964,396,589	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the Managers and Officers of VA-1 are indemnified against certain liabilities that may arise out of their duties to VA-1. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be remote.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: May 28, 2008	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 28, 2008	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer (principal executive officer)

Date: May 28, 2008	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and Chief Financial Officer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX.99. Cert.)

3(b) Section 302 certification of the principal financial officer (EX.99. Cert.)